CREDIT SUISSE FUNDS

Prospectus

Common Class

December 29, 2006

■  CREDIT SUISSE
ABSOLUTE RETURN FUND

The fund's Common Class shares are closed to new investors, other than (1) investors in employee retirement, stock, bonus, pension or profit sharing plans, (2) investment advisory clients of Credit Suisse Asset Management, LLC ("Credit Suisse"), (3) certain registered investment advisers ("RIAs"), (4) certain broker-dealers and RIAs with clients participating in comprehensive fee programs, (5) employees of Credit Suisse or its affiliates and current and former Directors or Trustees of funds advised by Credit Suisse or its affiliates, (6) Credit Suisse or its affiliates and (7) any corporation, partnership, association, joint-stock company, trust, fund or any organized group of persons whether incorporated or not that has a formal or informal consulting or advisory relationship with Credit Suisse or a third party through which the investment is made. Any Common Class shareholders of any other Credit Suisse fund as of the close of business on December 12, 2001 can buy Common Class shares of the fund and open new accounts under the same social security number.

Prospective investors may be required to provide documentation to determine their eligibility to purchase Common Class shares.

As with all mutual funds, the Securities and Exchange Commission (the "SEC") has not approved this fund, nor has it passed upon the adequacy or accuracy of this Prospectus. It is a criminal offense to state otherwise.

Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

CONTENTS

KEY POINTS	4

Goal and Principal Strategies	4

A Word About Risk	4

Investor Profile	7

PERFORMANCE SUMMARY	8

INVESTOR EXPENSES	9

Fees and Fund Expenses	9

Example	10

THE FUND IN DETAIL	11

GOAL AND STRATEGIES	12

MORE ABOUT RISK	19

Introduction	19

Types of Investment Risk	19

Certain Investment Practices	23

MEET THE MANAGERS	28

MORE ABOUT YOUR FUND	29

Share Valuation	29

Account Statements	30

Distributions	30

Taxes	30

BUYING SHARES	32

SELLING SHARES	36

SHAREHOLDER SERVICES	39

OTHER POLICIES	41

OTHER INFORMATION	44

About The Distributor	44

FOR MORE INFORMATION	back cover

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KEY POINTS

GOAL AND PRINCIPAL STRATEGIES

GOAL	PRINCIPAL STRATEGIES	PRINCIPAL RISK FACTORS
Absolute return	■ Over a three- to five-year economic cycle, the fund aims to achieve an aggregate positive absolute return of 3-month LIBOR + 350 basis points, gross of fees
■ Invests in a diversified portfolio of equity securities, debt securities, either directly or indirectly by investing in exchange traded funds ("ETFs"), money market instruments and commodity-linked derivatives
■ Generally invests between 30% and 75% of assets in equity securities and between 25% and 70% of assets in debt securities and money market instruments
■ Invests in the securities of companies from a number of countries throughout the world
■ Focuses on large capitalization equity securities and
investment-grade debt securities
■ May invest up to 30% of assets in emerging market equity securities and below-investment-grade debt securities
	■ May invest without limit in ETFs	■ Commodity risk ■ Credit risk ■ Derivatives risk ■ Foreign securities risk ■ Investing in other investment companies ■ Interest-rate risk ■ Liquidity risk ■ Market risk ■ Speculative exposure risk ■ Tax risk

■   A WORD ABOUT RISK

All investments involve some level of risk. Simply defined, risk is the possibility that you will lose money or not make money.

The principal risk factors for the fund are discussed below. Before you invest, please make sure you understand the risks that apply to the fund. As with any mutual fund, you could lose money over any period of time.

Investments in the fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

COMMODITY RISK

The fund's investment in commodity-linked derivative instruments may subject the fund to greater volatility than investments in traditional securities, particularly if the instruments involve

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leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Use of leveraged commodity-linked derivatives creates an opportunity for increased return but, at the same time, creates the possibility for greater loss (including the likelihood of greater volatility of the fund's net asset value), and there can be no assurance that the fund's use of leverage will be successful.

CREDIT RISK

The issuer of a security or the counterparty to a contract may default or otherwise become unable to honor a financial obligation.

DERIVATIVES RISK

There are additional risks associated with investing in derivatives. Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The fund may also use derivatives for leverage. The fund's use of derivative instruments, particularly commodity-linked derivatives, involves risk different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this Prospectus, such as commodity risk, correlation risk, liquidity risk, interest-rate risk, market risk and credit risk. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

FOREIGN SECURITIES RISK

A fund that invests outside the U.S. carries additional risks that include:

■  Currency Risk Fluctuations in exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign-currency denominated investments and may widen any losses. Although the fund may seek to reduce currency risk by hedging part or all of its exposure to various foreign currencies, it is not required to do so.

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■  Information Risk Key information about an issuer, security or market may be inaccurate or unavailable.

■  Political Risk Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair the fund's ability to bring its capital or income back to the U.S. Other political risks include economic policy changes, social and political instability, military action and war.

INVESTING IN OTHER INVESTMENT COMPANIES

The fund expects to invest a substantial portion of its assets in ETFs, which are registered investment companies. The portion of the fund's assets invested in ETFs will vary but the fund can invest without limit in ETFs. By investing in the fund, you will indirectly bear fees and expenses charged by the ETFs in which the fund invests in addition to the fund's direct fees and expenses. Your cost of investing in the fund, therefore, may be higher than the cost of investing in a mutual fund that only invests directly in individual stocks and bonds. The underlying ETFs may change their investment objectives or policies without the approval of the fund. If that were to occur, the fund might be forced to withdraw its investment from the underlying ETF at a time that is unfavorable to the fund. In addition, the use of a fund of funds structure could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you. Like any security that trades on an exchange, the price of an ETF is based on supply and demand, as well as the underlying value of the ETF's portfolio holdings. ETFs may not trade at their underlying net asset values.

INTEREST-RATE RISK

Changes in interest rates may cause a decline in the market value of an investment. With bonds and other fixed-income securities, a rise in interest rates typically causes a fall in values.

LIQUIDITY RISK

Certain fund securities, such as swaps and commodity-linked notes, may be difficult or impossible to sell at the time and the price that the fund would like. The fund may have to lower the price, sell other securities instead or forgo an investment opportunity. Any of these could have a negative effect on fund management or performance.

MARKET RISK

The market value of a security may fluctuate, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as "volatility," may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy, or the market as

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a whole. Market risk is common to most investments—including stocks and bonds and the mutual funds that invest in them.

SPECULATIVE EXPOSURE RISK

To the extent that a derivative or practice is not used as a hedge, the fund is directly exposed to its risks. Gains or losses from speculative positions in a derivative may be much greater than the derivative's original cost. For example, potential losses from writing uncovered call options and from speculative short sales are unlimited.

TAX RISK

In order to be treated as a registered investment company ("RIC") under the Internal Revenue Code (the "Code"), the fund must derive at least 90% of its gross income from certain qualifying sources of income. The Internal Revenue Service ("IRS") has issued a ruling that limits the income and gains derived from commodity-linked swaps to a maximum of 10% of the fund's annual gross income. The fund intends to gain exposure to commodity indices through commodity-linked structured notes that generate qualifying income.

■   INVESTOR PROFILE

The fund is designed for investors who:

■  have longer time horizons

■  are willing to assume the risk of losing money in exchange for attractive potential long-term returns

■  are looking for absolute return

■  want to be exposed to several asset classes through a single investment

They may NOT be appropriate if you:

■  are investing for a shorter time horizon

■  are uncomfortable with an investment that will fluctuate in value, perhaps dramatically

■  are looking primarily for income

You should base your investment decision on your own goals, risk preferences and time horizon.

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PERFORMANCE SUMMARY

As the fund has only recently commenced operations, no performance information is available as of the date of this Prospectus.

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INVESTOR EXPENSES

FEES AND FUND EXPENSES

The tables below and on the following pages describe the fees and expenses you may pay as a shareholder of the fund. Annual fund operating expenses for the fund are estimated for the fiscal year ending October 31, 2007.

Shareholder fees (paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	NONE
Maximum deferred sales charge (load) (as a percentage of the lower of the original purchase price or redemption proceeds)	NONE
Maximum sales charge (load) on reinvested distributions (as a percentage of offering price)	NONE
Redemption fees	NONE
Exchange fees	NONE
Annual fund operating expenses (deducted from fund assets)
Management fee	0.75%
Distribution and service (12b-1) fee	NONE
Other expenses[1]	0.70%
Total annual fund operating expenses*	1.45%

  1  "Other expenses" are based on estimated amounts for the current fiscal year. "Other expenses" do not reflect additional fees and expenses of ETFs in which the fund invests. Those fees and expenses should be considered with the fund's expenses in evaluating the overall cost of the investing in the fund.

  *  Estimated fees and expenses for the 2007 fiscal year (after fee waivers and expense reimbursements or credits) are shown below. Fee waivers and expense reimbursements or credits are voluntary and may be discontinued at any time.

EXPENSES AFTER WAIVERS,
REIMBURSEMENTS OR CREDITS

Management fee	0.30%
Distribution and service (12b-1) fee	NONE
Other expenses	0.70%
Net annual fund operating expenses	1.00%

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EXAMPLE

This example may help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Because it uses hypothetical conditions, your actual costs may be higher or lower.

Assume you invest $10,000, the fund returns 5% annually, expense ratios remain as listed in the first table above (before fee waivers and expense reimbursements or credits), and you close your account at the end of each of the time periods shown. Based on these assumptions, your cost would be:

ONE YEAR	THREE YEARS
$148	$401

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THE FUND IN DETAIL

■   THE MANAGEMENT FIRM

CREDIT SUISSE ASSET
MANAGEMENT, LLC

Eleven Madison Avenue
New York, NY 10010

■  Investment adviser for the fund

■  Responsible for managing the fund's assets according to its goal and strategies and supervising the activities of the sub-investment adviser for the fund

■  Is part of the asset management business of Credit Suisse, one of the world's leading banks

■  Credit Suisse provides its clients with investment banking, private banking and asset management services worldwide. The asset management business of Credit Suisse is comprised of a number of legal entities around the world that are subject to distinct regulatory requirements

For easier reading, Credit Suisse Asset Management, LLC will be referred to as "Credit Suisse" or "we" throughout this Prospectus.

A discussion regarding the basis for the Board of Trustees' approval of the investment advisory contract of the fund will be available in the fund's Semi-Annual Report to shareholders for the period ending April 30, 2007.

CREDIT SUISSE ASSET
MANAGEMENT LIMITED

One Cabot Square
London, E14 4QJ

■  Sub-investment adviser for the fund

■  Responsible for the day-to-day management of the fund

Also part of the asset management business of Credit Suisse, one of the world's leading banks

■   MULTI-CLASS STRUCTURE

This Prospectus offers Common Class shares of the fund. Common Class shares are no load. The fund also offers Class A and C shares, as described in a separate Prospectus. Each class has its own fees and expenses, offering you a choice of cost structures.

■   FUND INFORMATION KEY

A concise description of the fund begins on the next page. The description provides the following information:

GOAL AND STRATEGIES

The fund's particular investment goal and the strategies it intends to use in pursuing that goal. Percentages of fund assets are based on total assets unless indicated otherwise.

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PORTFOLIO INVESTMENTS

The principal types of securities and certain secondary types of securities in which the fund invests. Secondary investments are also described in "More About Risk."

RISK FACTORS

The principal risk factors associated with the fund. Additional risk factors are included in "More About Risk."

PORTFOLIO MANAGEMENT

The individuals designated by the investment advisers to handle the fund's day-to-day management.

FINANCIAL HIGHLIGHTS

A table showing the fund's audited financial performance for up to five years.

■  Total Return How much you would have earned or lost on an investment in the fund, assuming you had reinvested all dividend and capital-gain distributions.

■  Portfolio Turnover An indication of trading frequency. The fund may sell securities without regard to the length of time they have been held. A high turnover rate may increase the fund's transaction costs and negatively affect its performance. Portfolio turnover may also result in more frequent distributions attributable to long-term and short-term capital gains, which could raise your income-tax liability.

The Annual Report includes the independent registered public accounting firm's report, along with the fund's financial statements. It is available free upon request through the methods described on the back cover of this Prospectus.

■   GOAL AND STRATEGIES

The goal of the fund is absolute return. Over a three- to five-year economic cycle, the fund aims to achieve an aggregate positive absolute return of 3-month LIBOR + 350 basis points, gross of fees (8.86% as of the date of this Prospectus). The fund is not designed to achieve consistent annual returns, and the return in any year may be lower than the three- to five-year aggregate return the fund seeks. There is no guarantee that this target return, or any positive return, will be achieved.

LIBOR is an abbreviation for the London Interbank Offered Rate and is the interest rate that major international banks in London charge each other for borrowing. Three-month LIBOR is the interest rate for a three-month loan between such banks (5.36% as of the date of this Prospectus).

To achieve its goal, the fund invests in a diversified portfolio of equity securities, debt securities, money market instruments and commodity-linked derivatives. The fund may invest in equity or debt securities directly or indirectly by investing in exchange traded securities of other investment

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companies ("exchange-traded funds" or "ETFs"). By investing in securities through ETFs, which generally track a market index or specific sectors of the stock or bond markets, the fund has greater investment flexibility to change its holdings quickly and on a frequent basis to take advantage of investment opportunities. The portion of the fund's assets invested in ETFs can vary over time depending on market conditions, and the fund is not limited in the percentage of its assets that can be invested in ETFs.

The portion of the fund's assets invested in any asset class – equity, debt, money market and commodity-linked derivatives – will vary based on market conditions, and the fund can invest without limit in any asset class. Under normal market conditions, however, the fund expects to invest between (a) 30% and 75% of its assets in equity securities and (b) between 25% and 70% of its assets in debt securities and money market instruments. The fund invests in the securities of companies from a number of countries throughout the world, including the United States, but does not intend to invest more than 25% if its assets in securities of U.S. issuers. (This 25% limit excludes ETFs that invest primarily in non-U.S. issuers.) The amount of assets invested in U.S. and non-U.S. investments and the amount in U.S. dollar-denominated securities and securities denominated in other currencies will vary based on the portfolio managers' view of market conditions and how best to achieve the fund's objective.

The fund may invest in equity securities of companies of any size and in debt securities of any maturity and of any credit quality based on the portfolio managers' view of how best to achieve the fund's objective, although normally it will invest in equities of large companies ($10 billion or more in market capitalization) and in debt securities rated or, if unrated, deemed the equivalent of investment-grade quality. Up to 30% of the fund's assets in the aggregate can be invested in below-investment-grade debt securities and emerging market equity securities. An issuer will be considered an emerging market issuer if it is organized in or has its principal business activities in a country included in the Morgan Stanley Capital International Emerging Markets Index.

Unlike many mutual funds, the fund seeks to provide an aggregate absolute (positive) return over a three- to five-year economic cycle. To do so, the fund utilizes specific strategies and risk management techniques. In particular, the portfolio managers allocate assets actively among various assets classes and types of securities within asset classes. The portfolio managers also diversify the fund's assets across a broad range of global securities. In rotating among asset classes, the portfolio managers employ a top-down investment approach, analyzing asset classes using various strategies, and

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then select specific securities or collective investment vehicles within each asset class using a bottom-up investment approach.

The fund will gain exposure to commodities by entering into commodity-linked derivative instruments, such as commodity-linked notes, swap agreements, commodity options, futures and options on futures or purchasing securities of collective investment vehicles that provide exposure to the investment returns of the commodity markets without investing directly in physical commodities. Investments in commodity-linked derivative instruments are not currently intended to be a principal strategy of the fund.

Equity securities in which the fund may invest consist of common stocks, preferred stocks, warrants, depositary receipts, options, convertible debt securities, partnership and membership interests. Among the equity securities the fund may hold are interests in collective investment funds. In addition to ETFs, these include private funds, including those that invest in private equity, venture capital and real estate investments. These funds may be organized in the United States or in a non-U.S. jurisdiction and may not be registered under the Investment Company Act of 1940 Act or be subject to an equivalent level of regulation. The portfolio managers believe that these investments will enable them to access securities and markets which are difficult or costly to access directly. The fund will limit its investment in private funds (other than ETFs) to 10% of its assets (at the time of purchase).

In order to invest in an ETF in amounts greater than permitted under the Investment Company Act of 1940, the fund intends to enter into "participation agreements" with a number of ETFs. The fund may not acquire more than 25% of any one ETF's outstanding voting securities. The portfolio managers believe that investments in ETFs provide the fund with a cost-effective, efficient and highly liquid means of creating a portfolio that provides investors with a broad range of U.S. and non-U.S. securities. In selecting ETFs for purchase, the portfolio managers consider the securities index which the ETF seeks to track, the trading liquidity of the securities in which the ETF invests, and whether or not the ETF has obtained relief from the SEC that permits the fund to invest in the ETF to a greater extent than normally permitted by the 1940 Act.

The portfolio managers generally will sell securities to realize profits, limit losses or take advantage of better investment opportunities.

The fund may take short positions in securities or derivatives that the portfolio managers have identified as unattractive.

The fund does not expect to borrow money in order to engage in leverage,

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although the fund may invest in instruments that provide a leveraged return, such as commodity-linked structured notes.

The fund's investment objective and current target return may be changed by the Board of Trustees upon 60 days' notice to shareholders.

The fund:

■  Seeks global equity securities with attractive valuations based on current and expected earnings or cash flow

■  May invest in companies of any size

■  May invest in fixed income securities of issuers in any economic sector or region of the world, including emerging markets

■  May invest in fixed income securities of any maturity or duration and of any credit quality

■   PORTFOLIO INVESTMENTS

The fund invests primarily in:

■  common stocks and related securities, such as preferred stocks, warrants, depositary receipts, partnership and membership interests

■  collective investment vehicles, such as ETFs

■  U.S. corporate bonds, debentures and notes

■  U.S. convertible debt securities

■  U.S. and foreign government and agency securities

■  U.S. municipal securities

■  U.S. mortgage-backed and asset-backed securities

■  obligations of international agencies and supranational entities

■  repurchase agreements involving portfolio securities

■  bank certifications of deposits, fixed time deposits and bankers' acceptances

The fund may, from time to time, place all of its assets in money-market obligations and investment-grade debt securities for defensive purposes. Although intended to avoid losses in adverse market, economic, political or other conditions, defensive tactics might be inconsistent with the fund's principal investment strategies and might prevent the fund from achieving its goal.

To a limited extent, the fund may also engage in other investment practices, including the use of options, futures, swaps and other derivative securities.

■   RISK FACTORS

The fund's principal risk factors are:

■  commodity risk

■  credit risk

■  derivatives risk

■  foreign securities risk

■  interest-rate risk

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■  investing in other investment companies

■  liquidity risk

■  market risk

■  speculative exposure risk

■  tax risk

You should expect fluctuations in share price and total return, particularly with changes in interest rates, for the fixed-income and money market portions of the portfolio. Typically, a rise in interest rates causes a decline in the market value of those securities. There is also the risk that an issuer of a debt security will fail to make timely payments of principal or interest to the fund.

To the extent that it invests in certain securities, the fund may be affected by additional risks, such as extension and prepayment risks associated with mortgage-backed securities.

Because the fund invests internationally, it carries additional risks, including currency, information and political risks.

High yield bonds, which include debt securities of many emerging markets issuers, are considered speculative with respect to the issuer's continuing ability to meet principal and interest payments. In the event of a problem by an issuer of high yield bonds, more senior debt (such as bank loans and investment-grade bonds) will likely be paid a greater portion of any payment made by an issuer. The fund may invest in securities rated as low as C by Moody's Investors Service, Inc. ("Moody's") or D by S&P and in unrated securities considered to be of equivalent quality. Securities that are rated C by Moody's are the lowest rated class and can be regarded as having extremely poor prospects of ever attaining any real investment standing. Debt rated D by S&P is in default or is expected to default upon maturity or payment date.

To the extent that the fund invests in high yield bonds, securities of start-up and other small companies and private funds, it takes on further risks that could hurt its performance.

Because the fund may invest in collective investment vehicles, such as ETFs, private equity funds and venture capital funds, you may pay two levels of fees in connection with your investment. The first layer of fees would be paid at the underlying collective investment vehicle level, which could include a management fee of 1% to 2% and a performance fee of between 15% and 25%. The second layer of fees would be paid at the fund level.

Commodities are volatile investments. The use of derivatives such as commodity-linked structured notes, swaps and futures contracts are speculative and may hurt the fund's performance. The commodity-linked structured notes, swaps and futures contracts in which the fund may invest have substantial risks, including risk of loss of a significant portion of their

16

principal value and lack of a secondary market. Investing in commodity-linked derivatives that involve leverage could increase volatility and losses. Gains or losses from speculative positions in a derivative may be much greater than the derivative's original cost. To the extent that it invests in derivatives, the fund may be subject to additional risks, such as commodity risk, correlation risk, liquidity risk, interest-rate risk, market risk and credit risk. The fund will attempt to limit credit risk for commodity-linked notes by engaging in transactions primarily with counterparties that have an investment-grade credit rating, or a letter of credit or some other form of credit enhancement.

In order to be treated as a RIC under the Code, the fund must derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a ruling that limits the income derived from commodity-linked swaps to a maximum of 10% of the fund's gross income. The fund intends to invest in commodity-linked structured notes and, to a lesser extent, in commodity-linked swaps.

"More About Risk" details certain other investment practices the fund may use. Please read that section carefully before you invest.

■   PORTFOLIO MANAGEMENT

A Credit Suisse Multi-Asset Class Solutions (MACS) team is responsible for the day-to-day management of the fund. The current members of this team are Guy Stern and Christine Gaelzer. You can find out more about them in "Meet the Managers."

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FINANCIAL HIGHLIGHTS

As the fund has only recently commenced operations, no financial information is available as of the date of this Prospectus.

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MORE ABOUT RISK

■   INTRODUCTION

A fund's goal and principal strategies largely determine its risk profile. You will find a concise description of the fund's risk profile in "Key Points." The preceding discussion contains more detailed information. This section discusses other risks that may affect the fund.

The fund may use certain investment practices that have higher risks associated with them. However, the fund has limitations and policies designed to reduce many of the risks. The "Certain Investment Practices" table describes these practices and the limitations on their use.

■   TYPES OF INVESTMENT RISK

The following risks are referred to throughout this Prospectus.

PRINCIPAL RISK FACTORS

Commodity Risk The fund's investment in commodity-linked derivative instruments may subject the fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

The use of leveraged commodity-linked derivatives creates an opportunity for increased return but, at the same time, creates the possibility for greater loss (including the likelihood of greater volatility of the fund's net asset value), and there can be no assurance that the fund's use of leverage will be successful.

Credit Risk The issuer of a security or the counterparty to a contract may default or otherwise become unable to honor a financial obligation.

Derivatives Risk There are additional risks associated with investing in derivatives. Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The fund may also use derivatives for leverage. The fund's use of derivative instruments, particularly commodity-linked derivatives, involves risk different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this section, such as commodity risk, correlation risk, liquidity risk, interest-rate risk, market risk and credit risk. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

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Foreign Securities Risk A fund that invests outside the U.S. carries additional risks that include:

■  Currency Risk Fluctuations in exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign-currency denominated investments and may widen any losses. Although the fund may seek to reduce currency risk by hedging part or all of its exposure to various foreign currencies, it is not required to do so.

■  Information Risk Key information about an issuer, security or market may be inaccurate or unavailable.

■  Political Risk Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair the fund's ability to bring its capital or income back to the U.S. Other political risks include economic policy changes, social and political instability, military action and war.

Investments in other investment companies The fund expects to invest a substantial portion of its assets in ETFs, which are registered investment companies. By investing in the fund, you will indirectly bear fees and expenses charged by the ETFs in which the fund invests in addition to the fund's direct fees and expenses. Your cost of investing in the fund, therefore, may be higher than the cost of investing in a mutual fund that only invests directly in individual stocks and bonds. The underlying ETFs may change their investment objectives or policies without the approval of the fund. If that were to occur, the fund might be forced to withdraw its investment from the underlying ETF at a time that is unfavorable to the fund. In addition, the use of a fund of funds structure could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you. Like any security that trades on an exchange, the price of an ETF is based on supply and demand, as well as the underlying value of the ETF's portfolio holdings. ETFs may not trade at their underlying net asset values.

Interest-rate Risk Changes in interest rates may cause a decline in the market value of an investment. With bonds and other fixed-income securities, a rise in interest rates typically causes a fall in values.

Liquidity Risk Certain fund securities, such as swaps and commodity-linked notes, may be difficult or impossible to sell at the time and the price that the fund would like. The fund may have to lower the price, sell other securities instead or forgo an investment opportunity. Any of these could have a negative effect on fund management or performance.

Market Risk The market value of a security may fluctuate, sometimes rapidly and unpredictably. These fluctuations, which are often referred to

20

as "volatility," may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy, or the market as a whole. Market risk is common to most investments – including stocks and bonds and the mutual funds that invest in them.

Speculative Exposure Risk To the extent that a derivative or practice is not used as a hedge, the fund is directly exposed to its risks. Gains or losses from speculative positions in a derivative may be much greater than the derivative's original cost. For example, potential losses from writing uncovered call options and form speculative short sales are unlimited.

Tax Risk In order to be treated as a RIC under the Code, the fund must derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a ruling that income from commodity-linked swaps, futures and similar instruments should not be considered qualifying income. The fund intends to gain exposure to commodity indices through commodity-linked structured notes that generate qualifying income.

OTHER RISK FACTORS

Access Risk Some countries may restrict the fund's access to investments or offer terms that are less advantageous than those for local investors. This could limit the attractive investment opportunities available to the fund.

Correlation Risk The risk that changes in the value of a hedging instrument will not match those of the investment being hedged.

Exposure Risk The risk associated with investments (such as derivatives) or practices (such as short selling) that increase the amount of money the fund could gain or lose on an investment.

■  Hedged Exposure risk could multiply losses generated by a derivative or practice used for hedging purposes. Such losses should be substantially offset by gains on the hedged investment. However, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

■  Speculative To the extent that a derivative or practice is not used as a hedge, the fund is directly exposed to its risks. Gains or losses from speculative positions in a derivative may be much greater than the derivative's original cost. For example, potential losses from writing uncovered call options and from speculative short sales are unlimited.

Extension Risk An unexpected rise in interest rates may extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.

Operational Risk Some countries have less-developed securities markets (and related transaction, registration and custody practices) that could subject the fund to losses from fraud, negligence, delay or other actions.

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Prepayment Risk Securities with high stated interest rates may be prepaid prior to maturity. During periods of falling interest rates, the fund would generally have to reinvest the proceeds at lower rates.

Regulatory Risk Governments, agencies or other regulatory bodies may adopt or change laws or regulations that would adversely affect the issuer, the market value of the security, or the fund's performance.

Small and Mid-Cap Companies Small and mid-cap companies may have less-experienced management, limited product lines, unproven track records or inadequate capital reserves. Their securities may carry increased market, liquidity, information and other risks. Key information about the company may be inaccurate or unavailable.

Valuation Risk The lack of an active trading market may make it difficult to obtain an accurate price for a security held by the fund.

22

CERTAIN INVESTMENT PRACTICES

For each of the following practices, this table shows the applicable investment limitation. Risks are indicated for each practice.

KEY TO TABLE:

■  Permitted without limitation; does not indicate actual use

20%  Bold type (e.g., 20%) represents an investment limitation as a percentage of net fund assets; does not indicate actual use

20%  Roman type (e.g., 20%) represents an investment limitation as a percentage of total fund assets; does not indicate actual use

☐  Permitted, but not expected to be used to a significant extent

—  Not permitted

INVESTMENT PRACTICE	LIMIT
Borrowing The borrowing of money from banks to meet redemptions or for other temporary or emergency purposes. Speculative exposure risk.	30%

Country/region focus Investing a significant portion of fund assets in a single country or region. Market swings in the targeted country or region will be likely to have a greater effect on fund performance than they would in a more geographically diversified equity fund. Currency,
market, political risks.	■

Currency hedging Instruments, such as options, futures, forwards or swaps, intended to manage fund exposure to currency risk. Options, futures or forwards involve the right or obligation to buy or sell a given amount of foreign currency at a specified price and future date.
Swaps involve the right or obligation to receive or make payments based on two different
currency rates. Correlation, credit, currency, hedged exposure, liquidity, political, valuation risks.[2]	■

Emerging markets Countries generally considered to be relatively less developed or industrialized. Emerging markets often face economic problems that could subject the fund to increased volatility or substantial declines in value. Deficiencies in regulatory oversight, market infrastructure, shareholder protections and company laws could expose the fund to risks beyond those generally encountered in developed countries. Access, currency, information, liquidity, market, operational, political, valuation risks.	30%

Equity and equity related securities Common stocks and other securities representing or related to ownership in a company. May also include warrants, rights, options, preferred stocks and convertible debt securities. These investments may go down in value due to stock market
movements or negative company or industry events. Liquidity, market, valuation risks.	■

Foreign securities Securities of foreign issuers. May include depository receipts. Currency, information, liquidity, market, operational, political, valuation risks.	■

23

INVESTMENT PRACTICE	LIMIT
Futures and options on futures Exchange-traded contracts that enable the fund to hedge against or speculate on future changes in currency values, interest rates or stock indexes.
Futures obligate the fund (or give it the right, in the case of options) to receive or make payment at a specific future time based on those future changes.[1] Correlation, currency,
hedged exposure, interest-rate, market, speculative exposure risks.[2]	■

Investment-grade debt securities Debt securities rated within the four highest grades
(AAA/Aaa through BBB/Baa) by Standard & Poor's or Moody's rating services, and unrated
securities of comparable quality. Credit, interest-rate, market risks.	■

Mortgage-backed and asset-backed securities Debt securities backed by pools of mortgages, including pass-through certificates and other senior classes of collateralized mortgage obligations (CMOs), or other receivables. Credit, extension, interest-rate, liquidity,
prepayment risks.	■

Municipal securities Debt obligations issued by or on behalf of states, territories and possessions of the U.S. and the District of Columbia and their political subdivisions, agencies and instrumentalities. Municipal securities may be affected by uncertainties regarding their tax status, legislative changes or rights of municipal securities holders. Credit, interest-rate,
market, regulatory risks.	■

Non-investment-grade debt securities Debt securities and convertible securities rated below the fourth-highest grade (BBB/Baa) by Standard & Poor's or Moody's rating services, and unrated securities of comparable quality. Commonly referred to as junk bonds. Credit, information, interest-rate, liquidity, market, valuation risks.	30%

Options Instruments that provide a right to buy (call) or sell (put) a particular security, currency or index of securities at a fixed price within a certain time period. Correlation, credit, hedged
exposure, liquidity, market speculative exposure, valuation risks.	☐

24

INVESTMENT PRACTICE	LIMIT
Privatization programs Foreign governments may sell all or part of their interests in enterprises they own or control. Access, currency, information, liquidity, operational, political, valuation risks.	—

Real estate investment trusts (REITs) Pooled investment vehicles that invest primarily in income-producing real estate or real estate-related loans or interests. Credit, liquidity,
interest-rate, market risks.	■

Restricted and other illiquid securities Certain securities with restrictions on trading, or those not actively traded. May include private placements. Liquidity, market, valuation risks.	15%

Sector concentration Investing more than 25% of the fund's net assets in a group of related industries (market sector). Performance will largely depend upon the sector's performance, which may differ in direction and degree from that of the overall stock market. Financial, economic, business, political and other developments affecting the sector will have a greater effect on the fund.	—

Securities lending Lending fund securities to financial institutions; the fund receives cash, U.S. government securities or bank letters of credit as collateral. Credit, liquidity, market risks.	33 1/3%

Short positions Selling borrowed securities with the intention of repurchasing them for a profit on the expectation that the market price will drop. If the fund were to take short positions in stocks that increase in value, then the fund would have to repurchase the securities at that higher price and it would be likely to underperform smaller mutual funds that do not take short
positions. Liquidity, market, speculative exposure risks.	☐

Short sales "against the box" A short sale when the fund owns enough shares of the security involved to cover the borrowed securities, if necessary. Liquidity, market, speculative exposure risks.	☐

Short-term trading Selling a security shortly after purchase. A fund engaging in short-term trading will have higher turnover and transaction expenses. Increased short-term capital gains
distributions could raise shareholders' income tax liability.	■

25

INVESTMENT PRACTICE	LIMIT
Special-situation companies Companies experiencing unusual developments affecting their market values. Special situations may include acquisition, consolidation, reorganization, recapitalization, merger, liquidation, special distribution, tender or exchange offer, or potentially favorable litigation. Securities of a special-situation company could decline in value and hurt the fund's performance if the anticipated benefits of the special situation do not materialize.
Information, market risks.	☐

Start-up and other small companies Companies with small relative market capitalizations. Information, liquidity, market, valuation risks.	☐

Structured instruments Swaps, structured securities and other instruments that allow the fund to gain access to the performance of a benchmark asset (such as an index or selected stocks) where the fund's direct investment is restricted. Credit, currency, information,
interest-rate, liquidity, market, political, speculative exposure, valuation risks.	■

Swaps A contract between the fund and another party in which the parties agree to exchange streams of payments based on certain benchmarks. For example, the fund may use swaps to gain access to the performance of a benchmark asset (such as an index or one or more stocks)
where the fund's direct investment is restricted. Credit, currency, interest-rate, liquidity, market,
political, speculative exposure, valuation risks.	■

Technology companies Companies which may benefit significantly from advances or improvements in technology. Liquidity, market, valuation risks.	☐

Temporary defensive tactics Placing some or all of the fund's assets in investments such as money-market obligations and investment-grade debt securities for defensive purposes.
Although intended to avoid losses in adverse market, economic, political or other conditions, defensive tactics might be inconsistent with the fund's principal investment strategies and
might prevent the fund from achieving its goal.	☐

26

INVESTMENT PRACTICE	LIMIT
Warrants Options issued by a company granting the holder the right to buy certain securities, generally common stock, at a specified price and usually for a limited time. Liquidity, market, speculative exposure risks.	—

When-issued securities and forward commitments The purchase or sale of securities for delivery at a future date; market value may change before delivery. Liquidity, market, speculative exposure risks.	■

1  The fund is not obligated to pursue any hedging strategy. In addition, hedging practices may not be available, may be too costly to be used effectively or may be unable to be used for other reasons.

2  The fund is limited to 5% of net assets for initial margin and premium amounts on futures positions considered to be speculative.

27

MEET THE MANAGERS

A Credit Suisse Multi-Asset Class Solutions (MACS) team is responsible for the day-to-day management of the fund. The current members of this team are Guy Stern and Christine Gaelzer. Guy Stern and Christine are co-lead portfolio managers of the fund, sharing equally in the day-to-day responsibilities of portfolio management, including stock research and selection, portfolio construction and risk management. Each portfolio manager has served in such capacity since the fund's inception.

Guy Stern, Director, is the Chief Investment Officer and head of Multi-Asset Class Solutions (MACS) UK and US. Following several positions as analyst in the USA, Mr. Stern joined Deutsche Bank Asset Management in 1993 in Frankfurt, Germany as Chief Portfolio Manager. In 1996 he was appointed Director of Morgan Grenfell Asset Management, New York where he was responsible for client management and consultant marketing for international mandates and sub-advisory business. In 1997 Mr. Stern took over the position of Chief Investment Officer and Head of Equity and Balanced Accounts for Oppenheim Asset Management in Cologne, Germany. Upon joining Credit Suisse in January 2002, Mr. Stern was appointed Head of Portfolio Management of Credit Suisse Asset Management in Frankfurt, Germany. Since July 2002 he has also acted as Managing Director of Credit Suisse Asset Management Kapitalanlagegesellschaft GmbH. As of July 2006, Mr. Stern was appointed to his current role as head of MACS US and UK. He is a graduate of Rutgers University and a Chartered Financial Analyst.

Christine N. Gaelzer, Assistant Vice President, is a Portfolio Manager for Multi Asset Class Solutions (MACS) portfolios. Prior to that function, she served as the specialist for the US and European Equities Model Portfolios, and assisted the Chief of Client Portfolio Management in servicing a select group of accounts. She joined Credit Suisse in 2002. Ms. Gaelzer graduated Magna Cum Laude with a Masters in Economics and Business Administration from the University of Zurich, Switzerland, in 2001. Ms. Gaelzer is a CFA charterholder.

The SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the fund.

Job titles indicate positions with the investment advisers.

28

MORE ABOUT YOUR FUND

■   SHARE VALUATION

The net asset value (NAV) of each class of the fund is determined daily as of the close of regular trading (normally 4 p.m. eastern time) on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. The fund's equity investments (including securities held "long" or "short") are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). Swaps and other similar derivative or contractual type instruments are generally valued at a price at which the counterparty to such contract would repurchase the instrument or terminate the contract. Investments in private funds for which a current market value is not readily available may initially be valued at their acquisition cost less related expenses, where identifiable, until the Board determines that such value does not represent fair value. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that this method would not represent fair value. Investments in mutual funds are valued at the mutual fund's closing NAV per share on the day of valuation. Securities, options, futures contracts and other assets (including investments in collective investment vehicles) for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities.

The fund's fair valuation policies are designed to reduce dilution and other adverse effects on long-term shareholders of trading practices that seek to take advantage of "stale" or otherwise inaccurate prices. When fair value pricing is employed, the price of securities used by a fund to calculate its NAV may differ from quoted or published prices for the same securities. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations or its own fair value procedures to price the same securities. There can be no assurance that a fund could obtain the fair value assigned to a security if it were to sell

29

the security at approximately the time at which that fund determines its NAV.

Some fund securities may be listed on foreign exchanges that are open on days (such as U.S. holidays) when the fund does not compute its price. This could cause the value of the fund's portfolio investments to be affected by trading on days when you cannot buy or sell shares.

■   ACCOUNT STATEMENTS

In general, you will receive account statements as follows:

■  after every transaction that affects your account balance (except for distribution reinvestments and automatic transactions)

■  after any changes of name or address of the registered owner(s)

■  otherwise, every calendar quarter

You will also receive annual and semiannual financial reports.

■   DISTRIBUTIONS

As a fund investor, you will receive distributions.

The fund earns dividends from stocks and interest from bond, money-market and other investments. These are passed along as dividend distributions. The fund realizes capital gains whenever it sells securities for a higher price than it paid for them. These are passed along as capital-gain distributions.

The fund typically distributes dividends and capital gains annually, usually in December. The fund may make additional distributions and dividends if necessary for the fund to avoid a federal tax.

Distributions will be reinvested in additional Common Class shares, unless you choose on your account application to have a check for your distributions mailed to you or sent by electronic transfer.

Estimated year-end distribution information, including record and payment dates, generally will be available at www.credit-suisse.com/us or by calling 1-800-927-2874. Investors are encouraged to consider the potential tax consequences of distributions prior to buying or selling shares of the fund.

■   TAXES

As with any investment, you should consider how your investment in the fund will be taxed. If your account is not a tax-advantaged account, you should be especially aware of the following potential tax implications. Please consult your tax professional concerning your own tax situation.

The following discussion is applicable to shareholders who are U.S. persons. If you are a non-U.S. person, please consult your own tax adviser with respect to the tax consequences to you of an investment in the fund.

TAXES ON DISTRIBUTIONS

As long as the fund continues to meet the requirements for being a tax-qualified regulated investment company, the fund pays no federal income tax on the

30

earnings and gains, if any, it distributes to shareholders.

The IRS has issued a ruling that limits the income and gains derived from commodity-linked swaps to a maximum of 10% of the fund's annual gross income.

Distributions you receive from the fund, whether reinvested or taken in cash, are generally taxable. Distributions from the fund's long-term capital gains are taxed as long-term capital gains, regardless of how long you have held fund shares. Distributions from other sources, including short-term capital gains, are generally taxed as ordinary income. However, for taxable years beginning on or before December 31, 2010, distributions received by individual shareholders who satisfy certain holding period and other requirements are taxed at long-term capital gain rates to the extent the distributions are attributable to "qualified dividend income" received by the fund. "Qualified dividend income" generally consists of dividends from U.S. corporations (other than dividends from tax-exempt corporations and certain dividends from real estate investment trusts and other regulated investment companies) and certain foreign corporations, provided that the fund satisfies certain holding period and other requirements.

If you buy shares shortly before or on the "record date" – the date that establishes you as the person to receive the upcoming distribution – you may receive a portion of the money you just invested in the form of a taxable distribution.

Any dividend or distribution declared by the fund in October, November or December of any calendar year and payable to shareholders of record on a specified date in such a month shall be deemed to have been received by each shareholder on December 31 of such calendar year and to have been paid by the fund not later than such December 31, provided such dividend is actually paid during January of the following year.

We will mail to you a Form 1099-DIV every January, which details your distributions for the prior year and their federal tax category, including the portion taxable as long-term capital gains and the portion treated as qualified dividend income. If you do not provide us, or our paying agent, with your correct taxpayer identification number or certification that you are exempt from backup withholding, a portion of your distributions, dividends and redemption proceeds may be withheld for federal income tax purposes.

TAXES ON TRANSACTIONS
INVOLVING FUND SHARES

Any time you sell or exchange shares, it is generally considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or loss on the transaction. If you held the shares as capital assets, such gain or loss will be long-term capital gain or loss if you held the shares for more than one year. You are responsible for any tax liabilities generated by your transactions.

31

BUYING SHARES

■   OPENING AN ACCOUNT

Your account application provides us with key information we need to set up your account correctly. It also lets you authorize services that you may find convenient in the future.

If you need an application, call our Shareholder Service Center to receive one by mail or fax.

You can make your initial investment by check or wire. The "By Wire" method in the table enables you to buy shares on a particular day at that day's closing NAV. The fund reserves the right to reject any purchase order.

The fund's Common Class shares are closed to new investors, other than (1) investors in employee retirement, stock, bonus, pension or profit sharing plans, (2) investment advisory clients of Credit Suisse, (3) certain registered investment advisers ("RIAs"), (4) certain broker-dealers and RIAs with clients participating in comprehensive fee programs, (5) employees of Credit Suisse or its affiliates and current and former Directors or Trustees of funds advised by Credit Suisse or its affiliates, (6) Credit Suisse or its affiliates and (7) any corporation, partnership, association, joint-stock company, trust, fund or any organized group of persons whether incorporated or not that has a formal or informal consulting or advisory relationship with Credit Suisse or a third party through which the investment is made. Any Common Class shareholders of any other Credit Suisse fund as of the close of business on December 12, 2001 can buy Common Class shares of the fund and open new accounts under the same social security number.

In order to help the government combat the funding of terrorism and money laundering, federal law requires financial institutions to obtain, verify, and record information that identifies each person who opens an account. If you do not provide the information requested, the fund will not be able to open your account. If the fund is unable to verify your identity or the identity of any person authorized to act on your behalf, the fund and Credit Suisse reserve the right to close your account and/or take such other action they deem reasonable or required by law. If your account is closed, your fund shares will be redeemed at the NAV per share next calculated after the determination has been made to close your account.

Prospective investors may be required to provide documentation to determine their eligibility to purchase Common Class shares.

■   BUYING AND SELLING SHARES

The fund is open on those days when the Exchange is open, typically Monday through Friday. Your financial representative must receive your purchase order in proper form prior to the close of the Exchange (currently 4 p.m. eastern time) in order for it to be priced at that day's offering price. If the financial representative receives it after that time, it will be priced at the next business day's offering price. Investors may be charged a fee by a financial

32

representative for transactions effected through it. "Proper Form" means your financial representative has received a completed purchase application and payment for shares (as described in this Prospectus). The fund reserves the right to reject any purchase order.

■   FINANCIAL SERVICES FIRMS

You can also buy and sell fund shares through a variety of financial-services firms such as banks, brokers and financial advisors. The fund has authorized these firms (and other intermediaries that the firms may designate) to accept orders. When an authorized firm or its designee has received your order, it is considered received by the fund and will be priced at the next-computed NAV.

Financial-services firms may charge transaction fees or other fees that you could avoid by investing directly with the fund. Financial services firms may impose their own requirements for minimum initial or subsequent investments or for minimum account balances required to keep your account open. Please read their program materials for any special provisions or additional service features that may apply to your investment.

Some of the firms through which the fund is available include:

■  Charles Schwab & Co., Inc. Mutual Fund OneSource® service

■  Fidelity Brokerage Services, Inc. FundsNetwork® Program

■  TD Waterhouse Mutual Fund Network

MINIMUM INITIAL INVESTMENT

Regular account:	$2,500
IRAs:	$500
Transfers/Gifts to Minors:	$500

There is no minimum investment requirement for employees and clients of Credit Suisse and its affiliates or for retirement plan programs. The fund reserves the right to modify or waive minimum initial investment requirements.

■   ADDING TO AN ACCOUNT

You can add to your account in a variety of ways, as shown in the table. If you want to use Automated Clearing House (ACH) transfer, be sure to complete the "ACH on Demand" section of the Common Class account application.

■   INVESTMENT CHECKS

Checks should be made payable in U.S. dollars to Credit Suisse Funds. Unfortunately, we cannot accept "starter" checks that do not have your name preprinted on them. We also cannot accept checks payable to you or to another party and endorsed to the order of Credit Suisse Funds. These types of checks will be returned to you and your purchase order will not be processed.

33

■   EXCHANGING SHARES

The fund reserves the right to:

■  reject any purchase order made by means of an exchange from another fund

■  change or discontinue its exchange privilege after 60 days' notice to current investors

■  temporarily suspend the exchange privilege during unusual market conditions

If the fund rejects an exchange purchase, your request to redeem shares out of another Credit Suisse fund will be processed. Your redemption request will be priced at the next computed NAV.

34

BUYING SHARES

OPENING AN ACCOUNT	ADDING TO AN ACCOUNT
BY CHECK

■ Complete the New Account Application. ■ For IRAs use the Universal IRA Application. ■ Make your check payable to Credit Suisse Funds. ■ Write the fund name on the check. ■ Mail to Credit Suisse Funds.	■ Make your check payable to Credit Suisse Funds. ■ Write the account number and the fund name on your check. ■ Mail to Credit Suisse Funds. ■ Minimum amount is $100.

BY EXCHANGE

■ Call our Shareholder Service Center to request an exchange from another Credit Suisse Fund. Be sure to read the current Prospectus for the new fund. Also please observe the minimum initial investment.
■ If you do not have telephone privileges, mail or fax a letter of instruction signed by all shareholders.	■ Call our Shareholder Service Center to request an exchange from another Credit Suisse Fund.
■ Minimum amount is $250.
■ If you do not have telephone privileges, mail or fax a letter of instruction signed by all shareholders.

BY WIRE

■ Complete and sign the New Account Application.
■ Call our Shareholder Service Center and fax the signed New Account Application by 4 p.m. eastern time.
■ The Shareholder Service Center will telephone you with your account number. Please be sure to specify your name, the account number and the fund name on your wire advice.
■ Wire your initial investment for receipt that day.
■ Mail the original, signed application to Credit Suisse Funds.
This method is not available for IRAs.	■ Call our Shareholder Service Center by 4 p.m. eastern time to inform us of the incoming wire. Please be sure to specify your name, the account number and the fund name on your wire advice.
■ Wire the money for receipt that day.
■ Minimum amount is $500.

BY AUTOMATED CLEARING HOUSE (ACH) TRANSFER

■ Cannot be used to open an account.	■ Call our Shareholder Service Center to request an ACH transfer from your bank.
■ Your purchase will be effective at the next NAV calculated after we receive your order in proper form.
■ Minimum amount is $50.
■ Requires ACH on Demand privileges.

800-927-2874

MONDAY–FRIDAY, 8:30 A.M.–6 P.M. ET

35

SELLING SHARES

SELLING SOME OR ALL OF YOUR SHARES	CAN BE USED FOR
BY MAIL

Write us a letter of instruction that includes:
■ your name(s) and signature(s)
■ the fund name and account number
■ the dollar amount you want to sell
■ how to send the proceeds
Obtain a signature guarantee or other documentation, if required (see "Selling Shares in Writing").
Mail the materials to Credit Suisse Funds. If only a letter of instruction is required, you can fax it to the Shareholder Service Center (unless a signature guarantee is required).	■ Accounts of any type. ■ Sales of any amount. For IRAs please use the IRA Distribution Request Form.

BY EXCHANGE

■ Call our Shareholder Service Center to request an exchange into another Credit Suisse Fund. Be sure to read the current Prospectus for the new fund. Also please observe the minimum initial investment.	■ Accounts with telephone privileges. If you do not have telephone privileges, mail or fax a letter of instruction to exchange shares.

BY PHONE

Call our Institutional Services Center to request a redemption. You can receive the proceeds as:
■ a check mailed to the address of record ($100 minimum)
■ an ACH transfer to your bank ($50 minimum)
■ a wire to your bank ($500 minimum)
See "By Wire or ACH Transfer" for details.	■ Accounts with telephone privileges.

BY WIRE OR ACH TRANSFER

■ Complete the "Wire Instructions" or "ACH on Demand" section of your New Account Application.
■ For federal-funds wires, proceeds will be wired on the next business day. For ACH transfers, proceeds will be delivered within two business days.	■ Accounts with wire redemption or ACH on Demand privileges. ■ Requests by phone or mail.

36

HOW TO REACH US

Shareholder Service Center
Toll free: 800-927-2874
Fax: 888-606-8252

Mail:
Credit Suisse Funds
P.O. Box 55030
Boston, MA 02205-5030

Overnight/Courier Service:
Boston Financial Data Services, Inc.
Attn: Credit Suisse Funds
Suite 55030
30 Dan Road
Canton, MA 02021-2809

Internet Web Site:
WWW.CREDIT-SUISSE.COM/US

WIRE INSTRUCTIONS

State Street Bank and Trust Company
ABA# 0110 000 28
Attn: Mutual Funds/Custody Dept.
[Credit Suisse Fund Name]
DDA# 9904-649-2
F/F/C: [Account Number and
Account Registration]

■   SELLING SHARES IN WRITING

Some circumstances require a written sell order, along with a signature guarantee. These include:

■  accounts whose address of record has been changed within the past 30 days

■  redemptions in certain large accounts (other than by exchange)

■  requests to send the proceeds to a different payee or address than on record

■  shares represented by certificates, which must be returned with your sell order

A signature guarantee helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. If required, the signature guarantee must be a STAMP 2000 Medallion guarantee and be made by an eligible guarantor institution as defined by the fund's Transfer Agent in accordance with its signature guarantee procedures. Guarantees using previous technology medallions will not be accepted.

■   RECENTLY PURCHASED SHARES

For fund shares purchased other than by bank wire, bank check, U.S.Treasury check, certified check or money order, the fund will delay payment of your cash redemption proceeds until the check or other purchase payment clears, which generally takes up to 10 calendar days from the day of purchase. At any time during this period, you may exchange into another Credit Suisse Fund.

■   LOW-BALANCE ACCOUNTS

If your account balance falls below the minimum required to keep it open due to redemptions or exchanges, the fund may ask you to increase your balance. If it is still below the minimum after 60 days, the fund may close your account and mail you the proceeds.

37

MINIMUM TO KEEP AN ACCOUNT OPEN

Regular account:	$2,000
IRAs:	$250
Transfers/Gifts to Minors:	$250

The fund reserves the right to modify or waive this requirement. If the fund increases the minimum amount required to keep an account open, it will give current shareholders 15 days' notice of any increase. The fund also reserves the right, if it raises the minimum account balance requirement, to close your account if your account does not meet the new minimum and mail you the proceeds, after providing you with 60 days' notice as described above.

800-927-2874

MONDAY–FRIDAY, 8:30 A.M.–6 P.M. ET

38

SHAREHOLDER SERVICES

■   AUTOMATIC SERVICES

Buying or selling shares automatically is easy with the services described below. You can set up most of these services with your account application or by our Shareholder Service Center.

AUTOMATIC MONTHLY INVESTMENT PLAN

For making automatic investments ($50 minimum) from a designated bank account.

AUTOMATIC WITHDRAWAL PLAN

For making automatic monthly, quarterly, semi-annual or annual withdrawals of $250 or more.

DISTRIBUTION SWEEP

For automatically reinvesting your dividend and capital-gain distributions into another identically registered Credit Suisse Fund. Not available for IRAs.

■   STATEMENTS AND REPORTS

The fund produces financial reports, which include a list of the fund's portfolio holdings, semiannually and updates its Prospectus annually. The fund generally does not hold shareholder meetings. To reduce expenses by eliminating duplicate mailings to the same address, the fund may choose to mail only one report, Prospectus or proxy statement to your household, even if more than one person in the household has an account with the fund. If you would like to receive additional reports, Prospectuses or proxy statements, please contact your financial representative or call 1-800-927-2874.

The fund discloses its portfolio holdings and certain of the fund's statistical characteristics, such as industry diversification, as of the end of each calendar month on its website, www.credit-suisse.com/us. This information is posted on the fund's website after the end of each month and generally remains available until the portfolio holdings and other information as of the end of the next calendar month is posted on the website. A description of the fund's policies and procedures with respect to disclosure of its portfolio securities is available in the fund's SAI.

■   RETIREMENT PLANS

Credit Suisse offers a range of tax-advantaged retirement accounts, including:

■  Traditional IRAs

■  Roth IRAs

■  Spousal IRAs

■  Rollover IRAs

■  SEP IRAs

To transfer your IRA to Credit Suisse, use the IRA Transfer/Direct Rollover Form. If you are opening a new IRA, you will also need to complete the Universal IRA Application. Please consult your tax professional concerning your IRA eligibility and tax situation.

■   TRANSFERS/GIFTS TO MINORS

Depending on state laws, you can set up a custodial account under the

39

Uniform Transfers to Minors Act (UTMA) or the Uniform Gifts to Minors Act (UGMA). Please consult your tax professional about these types of accounts.

■   ACCOUNT CHANGES

Call our Shareholder Service Center to update your account records whenever you change your address. The Shareholder Service Center can also help you change your account information or privileges.

40

OTHER POLICIES

■   TRANSACTION DETAILS

You are entitled to capital-gain and earned-dividend distributions as soon as your purchase order is executed.

Your purchase order will be canceled if you place a telephone order by 4 p.m. eastern time and we do not receive your wire that day. Your purchase order will be canceled and you may be liable for losses or fees incurred by the fund if your investment check or electronic transfer (ACH) does not clear.

If you wire money without first calling our Shareholder Service Center to place an order, and your wire arrives after the close of regular trading on the Exchange, then your order will not be executed until the end of the next business day. In the meantime, your payment will be held uninvested. Your bank or other financial services firm may charge a fee to send or receive wire transfers.

While we monitor telephone-servicing resources carefully, during periods of significant economic or market change it may be difficult to place orders by telephone.

Uncashed redemption or distribution checks do not earn interest.

■   FREQUENT PURCHASES AND
■   SALES OF FUND SHARES

Frequent purchases and redemptions of fund shares present risks to the fund's long-term shareholders. These risks include the potential for dilution in the value of fund shares; interference with the efficient management of the fund's portfolio, such as the need to keep a larger portion of the portfolio invested in cash or short-term securities, or to sell securities, rather than maintaining full investment in securities selected to achieve the fund's investment objective; losses on the sale of investments resulting from the need to sell portfolio securities at less favorable prices; increased taxable gains to the fund's remaining shareholders resulting from the need to sell securities to meet redemption requests; and increased brokerage and administrative costs. These risks may be greater for funds investing in securities that are believed to be more susceptible to pricing discrepancies, such as foreign securities, high yield debt securities and small capitalization securities, as certain investors may seek to make short-term trades as part of strategies aimed at taking advantage of "stale" or otherwise inaccurate prices for fund portfolio holdings (e.g., "time zone arbitrage").

The fund will take steps to detect and eliminate excessive trading in fund shares, pursuant to the fund's policies as described in this Prospectus and approved by the Board of Trustees. The fund defines excessive trading or "market timing" as two round trips (purchase and redemption of comparable assets) by an investor within 60 days. An account that is determined to be engaged in market timing will be restricted from making future purchases or exchange purchases in any of the Credit Suisse Funds. In determining whether the account has

41

engaged in market timing, the fund considers the historical trading activity of the account making the trade, as well as the potential impact of any specific transaction on the Credit Suisse Funds and their shareholders. These policies apply to all accounts shown on the fund's records. The fund works with financial intermediaries that maintain omnibus accounts to monitor trading activity by underlying shareholders within the accounts to detect and eliminate excessive trading activity but may not be successful in causing intermediaries to limit frequent trading by their customers. Consequently, there can be no assurance that excessive trading will not occur. As a result, some shareholders may be able to engage in market timing while other shareholders are harmed by such activity.

The fund reserves the right to reject a purchase or exchange purchase order for any reason with or without prior notice to the investor. In particular, the fund reserves the right to reject a purchase or exchange order from any investor or intermediary that the fund has reason to think could be a frequent trader, whether or not the trading pattern meets the criteria for "market timing" above and whether or not that investor or intermediary is currently a shareholder in any of the Credit Suisse Funds.

The fund has also adopted fair valuation policies to protect the fund from "time zone arbitrage" with respect to foreign securities holdings and other trading practices that seek to take advantage of "stale" or otherwise inaccurate prices. See "More About Your Fund – Share Valuation."

There can be no assurance that these policies and procedures will be effective in limiting excessive trading in all cases. In particular, the fund may not be able to monitor, detect or limit excessive trading by the underlying shareholders of omnibus accounts maintained by brokers, insurers and fee based programs, although the fund has not entered into arrangements with these persons or any other person to permit frequent purchases or redemptions of fund shares. Depending on the portion of fund shares held through such financial intermediaries (which may represent most of fund shares), excessive trading of fund shares could adversely affect long-term shareholders (as described above). It should also be noted that shareholders who invest through omnibus accounts may be subject to the policies and procedures of their financial intermediaries with respect to excessive trading of fund shares, which may define market timing differently than the funds do and have different consequences associated with it.

The fund's policies and procedures may be modified or terminated at any time upon notice of material changes to shareholders and prospective investors.

42

■   SPECIAL SITUATIONS

The fund reserves the right to:

■  charge a wire-redemption fee

■  make a "redemption in kind" – payment in portfolio securities rather than cash – for certain large redemption amounts that could hurt fund operations

■  suspend redemptions or postpone payment dates as permitted by law (such as during periods other than weekends or holidays when the Exchange is closed or trading on the Exchange is restricted, or any other time that the SEC permits)

■  stop offering its shares for a period of time (such as when management believes that a substantial increase in assets could adversely affect it)

800-927-2874

MONDAY–FRIDAY, 8:30 A.M.–6 P.M. ET

43

OTHER INFORMATION

■   ABOUT THE DISTRIBUTOR

Credit Suisse Asset Management Securities, Inc. (CSAMSI), an affiliate of Credit Suisse Asset Management, LLC, is responsible for:

■  making the fund available to you

■  account servicing and maintenance

■  other administrative services related to sale of the Common Class shares

The distributor may make payments for distribution and/or shareholder servicing activities out of its past profits and other available sources. The distributor may also make payments for marketing, promotional or related expenses to dealers. The amount of these payments is determined by the distributor and may be substantial. Credit Suisse Asset Management, LLC or an affiliate may make similar payments under similar arrangements. For further information on the distributor's payments for distribution and shareholder servicing, see "Management of the Fund – Distribution and Shareholder Servicing" in the SAI.

44

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FOR MORE INFORMATION

More information about the fund is available free upon request, including the following:

■   ANNUAL/SEMIANNUAL
■   REPORT TO SHAREHOLDERS

Includes financial statements, fund investments and detailed performance information.

The Annual Report also contains a letter from the fund's managers discussing market conditions and investment strategies that significantly affected fund performance during their past fiscal year.

■   OTHER INFORMATION

A current SAI which provides more details about the fund is on file with the SEC and is incorporated by reference.

You may visit the SEC's Internet website (www.sec.gov) to view the SAI, material incorporated by reference and other information. You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (phone 202-551-8090) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-0102 or electronically at publicinfo@sec.gov.

Please contact Credit Suisse Funds to obtain, without charge, the SAI and Annual and Semiannual Reports and other information and to make shareholder inquiries:

BY TELEPHONE:

800-927-2874

BY FACSIMILE:

888-606-8252

BY MAIL:

Credit Suisse Funds
P.O. Box 55030
Boston, MA 02205-5030

BY OVERNIGHT OR COURIER SERVICE:

Boston Financial Data Services, Inc.
Attn: Credit Suisse Funds
Suite 55030
30 Dan Road
Canton, MA 02021-2809

ON THE INTERNET:

www.credit-suisse.com/us

The fund's SAI and Annual and Semiannual Reports are available on Credit Suisse's website, www.credit-suisse.com/us.

SEC file number:

Credit Suisse Capital Funds

Credit Suisse Absolute Return Fund  811-04604

P.O. BOX 55030, BOSTON, MA 02205-5030

800-927-2874 ■ WWW.CREDIT-SUISSE.COM/US

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.  TRGF-1-PRO-CMN-1206

CREDIT SUISSE FUNDS

Prospectus

Class A and C Shares

December 29, 2006

■  CREDIT SUISSE
ABSOLUTE RETURN FUND

As with all mutual funds, the Securities and Exchange Commission (the "SEC") has not approved this fund, nor has it passed upon the adequacy or accuracy of this Prospectus. It is a criminal offense to state otherwise.

Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

CONTENTS

KEY POINTS	4

Goal and Principal Strategies	4

A Word About Risk	4

Investor Profile	7

PERFORMANCE SUMMARY	8

INVESTOR EXPENSES	9

Fees and Fund Expenses	9

Example	10

THE FUND IN DETAIL	11

GOAL AND STRATEGIES	12

MORE ABOUT RISK	19

Introduction	19

Types of Investment Risk	19

Certain Investment Practices	23

MEET THE MANAGERS	28

MORE ABOUT YOUR FUND	29

Share Valuation	29

Distributions	30

Taxes	30

Statements and Reports	31

CHOOSING A CLASS OF SHARES	33

BUYING AND SELLING SHARES	34

SHAREHOLDER SERVICES	36

OTHER POLICIES	37

OTHER SHAREHOLDER INFORMATION	39

OTHER INFORMATION	44

About The Distributor	44

FOR MORE INFORMATION	back cover

KEY POINTS

GOAL AND PRINCIPAL STRATEGIES

GOAL	PRINCIPAL STRATEGIES	PRINCIPAL RISK FACTORS
Absolute return	■ Over a three- to five-year economic cycle, the fund aims to achieve an aggregate positive absolute return of 3-month LIBOR + 350 basis points, gross of fees
■ Invests in a diversified portfolio of equity securities, debt securities, either directly or indirectly by investing in exchange traded funds ("ETFs"), money market instruments and commodity-linked derivatives
■ Generally invests between 30% and 75% of assets in equity securities and between 25% and 70% of assets in debt securities and money market instruments
■ Invests in the securities of companies from a number of countries throughout the world
■ Focuses on large capitalization equity securities and investment-grade debt securities
■ May invest up to 30% of assets in emerging market equity securities and below-investment-grade debt securities
	■ May invest without limit in ETFs	■ Commodity risk ■ Credit risk ■ Derivatives risk ■ Foreign securities risk ■ Investing in other investment companies ■ Interest-rate risk ■ Liquidity risk ■ Market risk ■ Speculative exposure risk ■ Tax risk

■   A WORD ABOUT RISK

All investments involve some level of risk. Simply defined, risk is the possibility that you will lose money or not make money.

The principal risk factors for the fund are discussed below. Before you invest, please make sure you understand the risks that apply to the fund. As with any mutual fund, you could lose money over any period of time.

Investments in the fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

COMMODITY RISK

The fund's investment in commodity-linked derivative instruments may subject the fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Use of leveraged commodity-linked derivatives creates an opportunity for increased return but, at the same time, creates the possibility for greater loss (including the likelihood of greater volatility of the fund's net asset value), and there can be no assurance that the fund's use of leverage will be successful.

CREDIT RISK

The issuer of a security or the counterparty to a contract may default or otherwise become unable to honor a financial obligation.

DERIVATIVES RISK

There are additional risks associated with investing in derivatives. Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The fund may also use derivatives for leverage. The fund's use of derivative instruments, particularly commodity-linked derivatives, involves risk different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this Prospectus, such as commodity risk, correlation risk, liquidity risk, interest-rate risk, market risk and credit risk. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

FOREIGN SECURITIES RISK

A fund that invests outside the U.S. carries additional risks that include:

■  Currency risk Fluctuations in exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign-currency denominated investments and may widen any losses. Although the fund may seek to reduce currency risk by hedging part or all of its exposure to various foreign currencies, it is not required to do so.

■  Information risk Key information about an issuer, security or market may be inaccurate or unavailable.

■  Political Risk Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair the fund's ability to bring its capital or income back to the U.S. Other political risks include economic policy changes, social and political instability, military action and war.

INVESTING IN OTHER INVESTMENT COMPANIES

The fund expects to invest a substantial portion of its assets in ETFs, which are registered investment companies. The portion of the fund's assets invested in ETFs will vary but the fund can invest without limit in ETFs. By investing in the fund, you will indirectly bear fees and expenses charged by the ETFs in which the fund invests in addition to the fund's direct fees and expenses. Your cost of investing in the fund, therefore, may be higher than the cost of investing in a mutual fund that only invests directly in individual stocks and bonds. The underlying ETFs may change their investment objectives or policies without the approval of the fund. If that were to occur, the fund might be forced to withdraw its investment from the underlying ETF at a time that is unfavorable to the fund. In addition, the use of a fund of funds structure could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you. Like any security that trades on an exchange, the price of an ETF is based on supply and demand, as well as the underlying value of the ETF's portfolio holdings. ETFs may not trade at their underlying net asset values.

INTEREST-RATE RISK

Changes in interest rates may cause a decline in the market value of an investment. With bonds and other fixed-income securities, a rise in interest rates typically causes a fall in values.

LIQUIDITY RISK

Certain fund securities, such as swaps and commodity-linked notes, may be difficult or impossible to sell at the time and the price that the fund would like. The fund may have to lower the price, sell other securities instead or forgo an investment opportunity. Any of these could have a negative effect on fund management or performance.

MARKET RISK

The market value of a security may fluctuate, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as "volatility," may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy, or the market as a whole. Market risk is common to most investments – including stocks and bonds and the mutual funds that invest in them.

SPECULATIVE EXPOSURE RISK

To the extent that a derivative or practice is not used as a hedge, the fund is directly exposed to its risks. Gains or losses from speculative positions in a derivative may be much greater than the derivative's original cost. For example, potential losses from writing uncovered call options and from speculative short sales are unlimited.

TAX RISK

In order to be treated as a registered investment company ("RIC") under the Internal Revenue Code (the "Code"), the fund must derive at least 90% of its gross income from certain qualifying sources of income. The Internal Revenue Service ("IRS") has issued a ruling that limits the income and gains derived from commodity-linked swaps to a maximum of 10% of the fund's annual gross income. The fund intends to gain exposure to commodity indices through commodity-linked structured notes that generate qualifying income.

■   INVESTOR PROFILE

The fund is designed for investors who:

■  have longer time horizons

■  are willing to assume the risk of losing money in exchange for attractive potential long-term returns

■  are looking for absolute return

■  want to be exposed to several asset classes through a single investment

They may NOT be appropriate if you:

■  are investing for a shorter time horizon

■  are uncomfortable with an investment that will fluctuate in value, perhaps dramatically

■  are looking primarily for income

You should base your investment decision on your own goals, risk preferences and time horizon.

PERFORMANCE SUMMARY

As the fund has only recently commenced operations, no performance information is available as of the date of this Prospectus.

INVESTOR EXPENSES

FEES AND FUND EXPENSES

The tables below and on the following pages describe the fees and expenses you may pay as a shareholder of the fund. Annual fund operating expenses for the fund are estimated for the fiscal year ending October 31, 2007.

	CLASS A	CLASS C
Shareholder fees (paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)[1]	4.00%	NONE
Maximum deferred sales charge (load) (as a percentage of the lower of the original purchase price or redemption proceeds)	NONE	1.00%[2]
Maximum sales charge (load) on reinvested distributions (as a percentage of offering price)	NONE	NONE
Redemption fees	NONE	NONE
Exchange fees	NONE	NONE
Annual fund operating expenses (deducted from fund assets)
Management fee	0.75%	0.75%
Distribution and service (12b-1) fee	0.25%	1.00%
Other expenses[3]	0.70%	0.70%
Total annual fund operating expenses*	1.70%	2.45%

  1  The maximum sales charge imposed is reduced for larger purchases. Purchases of $250,000 or more are not subject to an initial sales charge but may be subject to a 1% CDSC (Contingent Deferred Sales Charge) on redemptions made within 12 months of purchase. See "Other Shareholder Information."

  2  1% during first year.

  3  "Other expenses" are based on estimated amounts for the current fiscal year. "Other expenses" do not reflect additional fees and expenses of ETFs in which the fund invests. Those fees and expenses should be considered with the fund's expenses in evaluating the overall cost of the investing in the fund.

  *  Estimated fees and expenses for the 2007 fiscal year (after fee waivers and expense reimbursements or credits) are shown below. Fee waivers and expense reimbursements or credits are voluntary and may be discontinued at any time.

EXPENSES AFTER WAIVERS, REIMBURSEMENTS OR CREDITS	CLASS A	CLASS C
Management fee	0.30%	0.30%
Distribution and service (12b-1) fee	0.25%	1.00%
Other expenses	0.70%	0.70%
Net annual fund operating expenses	1.25%	2.00%

EXAMPLE

This example may help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Because it uses hypothetical conditions, your actual costs may be higher or lower.

Assume you invest $10,000, the fund returns 5% annually, expense ratios remain as listed in the first table above (before fee waivers and expense reimbursements or credits), and you close your account at the end of each of the time periods shown. Based on these assumptions, your cost would be:

	ONE YEAR	THREE YEARS
CLASS A (with or without redemption)	$566	$860
CLASS C (redemption at end of period)	$348	$708
CLASS C (no redemption)	$248	$708

THE FUND IN DETAIL

■   THE MANAGEMENT FIRM

CREDIT SUISSE ASSET
MANAGEMENT, LLC
Eleven Madison Avenue
New York, NY 10010

■  Investment adviser for the fund

■  Responsible for managing the fund's assets according to its goal and strategies and supervising the activities of the sub-investment adviser for the fund

■  Is part of the asset management business of Credit Suisse, one of the world's leading banks

■  Credit Suisse provides its clients with investment banking, private banking and asset management services worldwide. The asset management business of Credit Suisse is comprised of a number of legal entities around the world that are subject to distinct regulatory requirements

For easier reading, Credit Suisse Asset Management, LLC will be referred to as "Credit Suisse" or "we" throughout this Prospectus.

A discussion regarding the basis for the Board of Trustees' approval of the investment advisory contract of the fund will be available in the fund's Semi-Annual Report to shareholders for the period ending April 30, 2007.

CREDIT SUISSE ASSET
MANAGEMENT LIMITED
One Cabot Square
London, E14 4QJ

■  Sub-investment adviser for the fund

■  Responsible for the day-to-day management of the fund

■  Also part of the asset management business of Credit Suisse, one of the world's leading banks

■   MULTI-CLASS STRUCTURE

This Prospectus offers Class A and C shares of the fund, which are sold through financial intermediaries and other financial services firms and are sold with a front-end sales load (Class A) or a contingent deferred sales charge imposed on redemptions within specified time periods (Class C). The fund offers Common Class shares through a separate Prospectus. Common Class shares are sold with no front-end or deferred sales charges. Eligible investors may purchase Common Class shares through certain intermediaries or directly from the fund.

■   FUND INFORMATION KEY

A concise description of the fund begins on the next page. The description provides the following information:

GOAL AND STRATEGIES

The fund's particular investment goal and the strategies it intends to use in pursuing that goal. Percentages of fund assets are based on total assets unless indicated otherwise.

PORTFOLIO INVESTMENTS

The principal types of securities and certain secondary types of securities in which the fund invests. Secondary investments are also described in "More About Risk."

RISK FACTORS

The principal risk factors associated with the fund. Additional risk factors are included in "More About Risk."

PORTFOLIO MANAGEMENT

The individuals designated by the investment advisers to handle the fund's day-to-day management.

FINANCIAL HIGHLIGHTS

A table showing the fund's audited financial performance for up to five years.

■  Total return How much you would have earned or lost on an investment in the fund, assuming you had reinvested all dividend and capital-gain distributions.

■  Portfolio turnover An indication of trading frequency. The fund may sell securities without regard to the length of time they have been held. A high turnover rate may increase the fund's transaction costs and negatively affect its performance. Portfolio turnover may also result in more frequent distributions attributable to long-term and short-term capital gains, which could raise your income-tax liability.

The Annual Report includes the independent registered public accounting firm's report, along with the fund's financial statements. It is available free upon request through the methods described on the back cover of this Prospectus.

■   GOAL AND STRATEGIES

The goal of the fund is absolute return. Over a three- to five-year economic cycle, the fund aims to achieve an aggregate positive absolute return of 3-month LIBOR + 350 basis points, gross of fees (8.86% as of the date of this Prospectus). The fund is not designed to achieve consistent annual returns, and the return in any year may be lower than the three- to five-year aggregate return the fund seeks. There is no guarantee that this target return, or any positive return, will be achieved.

LIBOR is an abbreviation for the London Interbank Offered Rate and is the interest rate that major international banks in London charge each other for borrowing. Three-month LIBOR is the interest rate for a three-month loan between such banks (5.36% as of the date of this Prospectus).

To achieve its goal, the fund invests in a diversified portfolio of equity securities, debt securities, money market instruments and commodity-linked derivatives. The fund may invest in equity or debt securities directly or indirectly by investing in exchange traded securities of other investment companies ("exchange-traded funds" or "ETFs"). By investing in securities through ETFs, which generally track a market index or specific sectors of the stock or bond markets, the fund has greater investment flexibility to change its holdings quickly and on a frequent basis to take advantage of investment opportunities. The portion of the fund's assets invested in ETFs can vary over time depending on market conditions, and the fund is not limited in the percentage of its assets that can be invested in ETFs.

The portion of the fund's assets invested in any asset class – equity, debt, money market and commodity-linked derivatives – will vary based on market conditions, and the fund can invest without limit in any asset class. Under normal market conditions, however, the fund expects to invest between (a) 30% and 75% of its assets in equity securities and (b) between 25% and 70% of its assets in debt securities and money market instruments. The fund invests in the securities of companies from a number of countries throughout the world, including the United States, but does not intend to invest more than 25% if its assets in securities of U.S. issuers. (This 25% limit excludes ETFs that invest primarily in non-U.S. issuers.) The amount of assets invested in U.S. and non-U.S. investments and the amount in U.S. dollar-denominated securities and securities denominated in other currencies will vary based on the portfolio managers' view of market conditions and how best to achieve the fund's objective.

The fund may invest in equity securities of companies of any size and in debt securities of any maturity and of any credit quality based on the portfolio managers' view of how best to achieve the fund's objective, although normally it will invest in equities of large companies ($10 billion or more in market capitalization) and in debt securities rated or, if unrated, deemed the equivalent of investment-grade quality. Up to 30% of the fund's assets in the aggregate can be invested in below-investment-grade debt securities and emerging market equity securities. An issuer will be considered an emerging market issuer if it is organized in or has its principal business activities in a country included in the Morgan Stanley Capital International Emerging Markets Index.

Unlike many mutual funds, the fund seeks to provide an aggregate absolute (positive) return over a three- to five-year economic cycle. To do so, the fund utilizes specific strategies and risk management techniques. In particular, the portfolio managers allocate assets actively among various assets classes and types of securities within asset classes. The portfolio managers also diversify the fund's assets across a broad range of global securities. In rotating among asset classes, the portfolio managers employ a top-down investment approach, analyzing asset classes using various strategies, and then select specific securities or collective investment vehicles within each asset class using a bottom-up investment approach.

The fund will gain exposure to commodities by entering into commodity-linked derivative instruments, such as commodity-linked notes, swap agreements, commodity options, futures and options on futures or purchasing securities of collective investment vehicles that provide exposure to the investment returns of the commodity markets without investing directly in physical commodities. Investments in commodity-linked derivative instruments are not currently intended to be a principal strategy of the fund.

Equity securities in which the fund may invest consist of common stocks, preferred stocks, warrants, depositary receipts, options, convertible debt securities, partnership and membership interests. Among the equity securities the fund may hold are interests in collective investment funds. In addition to ETFs, these include private funds, including those that invest in private equity, venture capital and real estate investments. These funds may be organized in the United States or in a non-U.S. jurisdiction and may not be registered under the Investment Company Act of 1940 Act or be subject to an equivalent level of regulation. The portfolio managers believe that these investments will enable them to access securities and markets which are difficult or costly to access directly. The fund will limit its investment in private funds (other than ETFs) to 10% of its assets (at the time of purchase).

In order to invest in an ETF in amounts greater than permitted under the Investment Company Act of 1940, the fund intends to enter into "participation agreements" with a number of ETFs. The fund may not acquire more than 25% of any one ETF's outstanding voting securities. The portfolio managers believe that investments in ETFs provide the fund with a cost-effective, efficient and highly liquid means of creating a portfolio that provides investors with a broad range of U.S. and non-U.S. securities. In selecting ETFs for purchase, the portfolio managers consider the securities index which the ETF seeks to track, the trading liquidity of the securities in which the ETF invests, and whether or not the ETF has obtained relief from the SEC that permits the fund to invest in the ETF to a greater extent than normally permitted by the 1940 Act.

The portfolio managers generally will sell securities to realize profits, limit losses or take advantage of better investment opportunities.

The fund may take short positions in securities or derivatives that the portfolio managers have identified as unattractive.

The fund does not expect to borrow money in order to engage in leverage, although the fund may invest in instruments that provide a leveraged return, such as commodity-linked structured notes.

The fund's investment objective and current target return may be changed by the Board of Trustees upon 60 days' notice to shareholders.

The fund:

■  Seeks global equity securities with attractive valuations based on current and expected earnings or cash flow

■  May invest in companies of any size

■  May invest in fixed income securities of issuers in any economic sector or region of the world, including emerging markets

■  May invest in fixed income securities of any maturity or duration and of any credit quality

■   PORTFOLIO INVESTMENTS

The fund invests primarily in:

■  common stocks and related securities, such as preferred stocks, warrants, depositary receipts, partnership and membership interests

■  collective investment vehicles, such as ETFs

■  U.S. corporate bonds, debentures and notes

■  U.S. convertible debt securities

■  U.S. and foreign government and agency securities

■  U.S. municipal securities

■  U.S. mortgage-backed and asset-backed securities

■  obligations of international agencies and supranational entities

■  repurchase agreements involving portfolio securities

■  bank certifications of deposits, fixed time deposits and bankers' acceptances

The fund may, from time to time, place all of its assets in money-market obligations and investment-grade debt securities for defensive purposes. Although intended to avoid losses in adverse market, economic, political or other conditions, defensive tactics might be inconsistent with the fund's principal investment strategies and might prevent the fund from achieving its goal.

To a limited extent, the fund may also engage in other investment practices, including the use of options, futures, swaps and other derivative securities.

■   RISK FACTORS

The fund's principal risk factors are:

■  commodity risk

■  credit risk

■  derivatives risk

■  foreign securities risk

■  interest-rate risk

■  investing in other investment companies

■  liquidity risk

■  market risk

■  speculative exposure risk

■  tax risk

You should expect fluctuations in share price and total return, particularly with changes in interest rates, for the fixed-income and money market portions of the portfolio. Typically, a rise in interest rates causes a decline in the market value of those securities. There is also the risk that an issuer of a debt security will fail to make timely payments of principal or interest to the fund.

To the extent that it invests in certain securities, the fund may be affected by additional risks, such as extension and prepayment risks associated with mortgage-backed securities.

Because the fund invests internationally, it carries additional risks, including currency, information and political risks.

High yield bonds, which include debt securities of many emerging markets issuers, are considered speculative with respect to the issuer's continuing ability to meet principal and interest payments. In the event of a problem by an issuer of high yield bonds, more senior debt (such as bank loans and investment-grade bonds) will likely be paid a greater portion of any payment made by an issuer. The fund may invest in securities rated as low as C by Moody's Investors Service, Inc. ("Moody's") or D by S&P and in unrated securities considered to be of equivalent quality. Securities that are rated C by Moody's are the lowest rated class and can be regarded as having extremely poor prospects of ever attaining any real investment standing. Debt rated D by S&P is in default or is expected to default upon maturity or payment date.

To the extent that the fund invests in high yield bonds, securities of start-up and other small companies and private funds, it takes on further risks that could hurt its performance.

Because the fund may invest in collective investment vehicles, such as ETFs, private equity funds and venture capital funds, you may pay two levels of fees in connection with your investment. The first layer of fees would be paid at the underlying collective investment vehicle level, which could include a management fee of 1% to 2% and a performance fee of between 15% and 25%. The second layer of fees would be paid at the fund level.

Commodities are volatile investments. The use of derivatives such as commodity-linked structured notes, swaps and futures contracts are speculative and may hurt the fund's performance. The commodity-linked structured notes, swaps and futures contracts in which the fund may invest have substantial risks, including risk of loss of a significant portion of their principal value and lack of a secondary market. Investing in commodity-linked derivatives that involve leverage could increase volatility and losses. Gains or losses from speculative positions in a derivative may be much greater than the derivative's original cost. To the extent that it invests in derivatives, the fund may be subject to additional risks, such as commodity risk, correlation risk, liquidity risk, interest-rate risk, market risk and credit risk. The fund will attempt to limit credit risk for commodity-linked notes by engaging in transactions primarily with counterparties that have an investment-grade credit rating, or a letter of credit or some other form of credit enhancement.

In order to be treated as a RIC under the Code, the fund must derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a ruling that limits the income derived from commodity-linked swaps to a maximum of 10% of the fund's gross income. The fund intends to invest in commodity-linked structured notes and, to a lesser extent, in commodity-linked swaps.

"More About Risk" details certain other investment practices the fund may use. Please read that section carefully before you invest.

■   PORTFOLIO MANAGEMENT

A Credit Suisse Multi-Asset Class Solutions (MACS) team is responsible for the day-to-day management of the fund. The current members of this team are Guy Stern and Christine Gaelzer. You can find out more about them in "Meet the Managers."

FINANCIAL HIGHLIGHTS

As the fund has only recently commenced operations, no financial information is available as of the date of this Prospectus.

MORE ABOUT RISK

■   INTRODUCTION

A fund's goal and principal strategies largely determine its risk profile. You will find a concise description of the fund's risk profile in "Key Points." The preceding discussion contains more detailed information. This section discusses other risks that may affect the fund.

The fund may use certain investment practices that have higher risks associated with them. However, the fund has limitations and policies designed to reduce many of the risks. The "Certain Investment Practices" table describes these practices and the limitations on their use.

■   TYPES OF INVESTMENT RISK

The following risks are referred to throughout this Prospectus.

PRINCIPAL RISK FACTORS

Commodity Risk The fund's investment in commodity-linked derivative instruments may subject the fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

The use of leveraged commodity-linked derivatives creates an opportunity for increased return but, at the same time, creates the possibility for greater loss (including the likelihood of greater volatility of the fund's net asset value), and there can be no assurance that the fund's use of leverage will be successful.

Credit Risk The issuer of a security or the counterparty to a contract may default or otherwise become unable to honor a financial obligation.

Derivatives Risk There are additional risks associated with investing in derivatives. Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The fund may also use derivatives for leverage. The fund's use of derivative instruments, particularly commodity-linked derivatives, involves risk different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this section, such as commodity risk, correlation risk, liquidity risk, interest-rate risk, market risk and credit risk. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Foreign Securities Risk A fund that invests outside the U.S. carries additional risks that include:

■  Currency risk Fluctuations in exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign-currency denominated investments and may widen any losses. Although the fund may seek to reduce currency risk by hedging part or all of its exposure to various foreign currencies, it is not required to do so.

■  Information risk Key information about an issuer, security or market may be inaccurate or unavailable.

■  Political risk Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair the fund's ability to bring its capital or income back to the U.S. Other political risks include economic policy changes, social and political instability, military action and war.

Investments in other investment companies The fund expects to invest a substantial portion of its assets in ETFs, which are registered investment companies. By investing in the fund, you will indirectly bear fees and expenses charged by the ETFs in which the fund invests in addition to the fund's direct fees and expenses. Your cost of investing in the fund, therefore, may be higher than the cost of investing in a mutual fund that only invests directly in individual stocks and bonds. The underlying ETFs may change their investment objectives or policies without the approval of the fund. If that were to occur, the fund might be forced to withdraw its investment from the underlying ETF at a time that is unfavorable to the fund. In addition, the use of a fund of funds structure could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you. Like any security that trades on an exchange, the price of an ETF is based on supply and demand, as well as the underlying value of the ETF's portfolio holdings. ETFs may not trade at their underlying net asset values.

Interest-Rate Risk Changes in interest rates may cause a decline in the market value of an investment. With bonds and other fixed-income securities, a rise in interest rates typically causes a fall in values.

Liquidity Risk Certain fund securities, such as swaps and commodity-linked notes, may be difficult or impossible to sell at the time and the price that the fund would like. The fund may have to lower the price, sell other securities instead or forgo an investment opportunity. Any of these could have a negative effect on fund management or performance.

Market Risk The market value of a security may fluctuate, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as "volatility," may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy, or the market as a whole. Market risk is common to most investments – including stocks and bonds and the mutual funds that invest in them.

Speculative Exposure Risk To the extent that a derivative or practice is not used as a hedge, the fund is directly exposed to its risks. Gains or losses from speculative positions in a derivative may be much greater than the derivative's original cost. For example, potential losses from writing uncovered call options and form speculative short sales are unlimited.

Tax Risk In order to be treated as a RIC under the Code, the fund must derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a ruling that income from commodity-linked swaps, futures and similar instruments should not be considered qualifying income. The fund intends to gain exposure to commodity indices through commodity-linked structured notes that generate qualifying income.

■   OTHER RISK FACTORS

Access Risk Some countries may restrict the fund's access to investments or offer terms that are less advantageous than those for local investors. This could limit the attractive investment opportunities available to the fund.

Correlation Risk The risk that changes in the value of a hedging instrument will not match those of the investment being hedged.

Exposure Risk The risk associated with investments (such as derivatives) or practices (such as short selling) that increase the amount of money the fund could gain or lose on an investment.

■  Hedged Exposure risk could multiply losses generated by a derivative or practice used for hedging purposes. Such losses should be substantially offset by gains on the hedged investment. However, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

■  Speculative To the extent that a derivative or practice is not used as a hedge, the fund is directly exposed to its risks. Gains or losses from speculative positions in a derivative may be much greater than the derivative's original cost. For example, potential losses from writing uncovered call options and from speculative short sales are unlimited.

Extension Risk An unexpected rise in interest rates may extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.

Operational Risk Some countries have less-developed securities markets (and related transaction, registration and custody practices) that could subject the fund to losses from fraud, negligence, delay or other actions.

Prepayment Risk Securities with high stated interest rates may be prepaid prior to maturity. During periods of falling interest rates, the fund would generally have to reinvest the proceeds at lower rates.

Regulatory Risk Governments, agencies or other regulatory bodies may adopt or change laws or regulations that would adversely affect the issuer, the market value of the security, or the fund's performance.

Small and Mid-Cap Companies Small and mid-cap companies may have less-experienced management, limited product lines, unproven track records or inadequate capital reserves. Their securities may carry increased market, liquidity, information and other risks. Key information about the company may be inaccurate or unavailable.

Valuation Risk The lack of an active trading market may make it difficult to obtain an accurate price for a security held by the fund.

CERTAIN INVESTMENT PRACTICES

For each of the following practices, this table shows the applicable investment limitation. Risks are indicated for each practice.

KEY TO TABLE:

■  Permitted without limitation; does not indicate actual use

20%  Bold type (e.g., 20%) represents an investment limitation as a percentage of net fund assets; does not indicate actual use

20%  Roman type (e.g., 20%) represents an investment limitation as a percentage of total fund assets; does not indicate actual use

☐  Permitted, but not expected to be used to a significant extent

—  Not permitted

INVESTMENT PRACTICE	LIMIT
Borrowing The borrowing of money from banks to meet redemptions or for other temporary or emergency purposes. Speculative exposure risk.	30%

Country/region focus Investing a significant portion of fund assets in a single country or region. Market swings in the targeted country or region will be likely to have a greater effect on fund performance than they would in a more geographically diversified equity fund.
Currency, market, political risks.	■

Currency hedging Instruments, such as options, futures, forwards or swaps, intended to manage fund exposure to currency risk. Options, futures or forwards involve the right or obligation to buy or sell a given amount of foreign currency at a specified price and future date.
Swaps involve the right or obligation to receive or make payments based on two different
currency rates. Correlation, credit, currency, hedged exposure, liquidity, political, valuation risks.[2]	■

Emerging markets Countries generally considered to be relatively less developed or industrialized. Emerging markets often face economic problems that could subject the fund to increased volatility or substantial declines in value. Deficiencies in regulatory oversight, market infrastructure, shareholder protections and company laws could expose the fund to risks beyond those generally encountered in developed countries. Access, currency, information, liquidity, market, operational, political, valuation risks.	30%

Equity and equity related securities Common stocks and other securities representing or related to ownership in a company. May also include warrants, rights, options, preferred stocks and convertible debt securities. These investments may go down in value due to stock market
movements or negative company or industry events. Liquidity, market, valuation risks.	■

Foreign securities Securities of foreign issuers. May include depository receipts. Currency, information, liquidity, market, operational, political, valuation risks.	■

INVESTMENT PRACTICE	LIMIT
Futures and options on futures Exchange-traded contracts that enable the fund to hedge against or speculate on future changes in currency values, interest rates or stock indexes.
Futures obligate the fund (or give it the right, in the case of options) to receive or make payment at a specific future time based on those future changes.[1] Correlation, currency,
hedged exposure, interest-rate, market, speculative exposure risks.[2]	■

Investment-grade debt securities Debt securities rated within the four highest grades
(AAA/Aaa through BBB/Baa) by Standard & Poor's or Moody's rating services, and unrated
securities of comparable quality. Credit, interest-rate, market risks.	■

Mortgage-backed and asset-backed securities Debt securities backed by pools of mortgages, including passthrough certificates and other senior classes of collateralized mortgage obligations (CMOs), or other receivables.
Credit, extension, interest-rate, liquidity, prepayment risks.	■

Municipal securities Debt obligations issued by or on behalf of states, territories and possessions of the U.S. and the District of Columbia and their political subdivisions, agencies and instrumentalities. Municipal securities may be affected by uncertainties regarding their tax status, legislative changes or rights of municipal-securities holders.
Credit, interest-rate, market, regulatory risks.	■

Non-investment-grade debt securities Debt securities and convertible securities rated below the fourth-highest grade (BBB/Baa) by Standard & Poor's or Moody's rating services, and unrated securities of comparable quality. Commonly referred to as junk bonds. Credit, information, interest-rate, liquidity, market, valuation risks.	30%

Options Instruments that provide a right to buy (call) or sell (put) a particular security, currency or index of securities at a fixed price within a certain time period. Correlation, credit,
hedged exposure, liquidity, market speculative exposure, valuation risks.	☐

INVESTMENT PRACTICE	LIMIT
Privatization programs Foreign governments may sell all or part of their interests in enterprises they own or control. Access, currency, information, liquidity, operational, political, valuation risks.	—

Real estate investment trusts (REITs) Pooled investment vehicles that invest primarily in income-producing real estate or real estate-related loans or interests.
Credit, liquidity, interest-rate, market risks.	■

Restricted and other illiquid securities Certain securities with restrictions on trading, or those not actively traded. May include private placements. Liquidity, market, valuation risks.	15%

Sector concentration Investing more than 25% of the fund's net assets in a group of related industries (market sector). Performance will largely depend upon the sector's performance, which may differ in direction and degree from that of the overall stock market. Financial, economic, business, political and other developments affecting the sector will have a greater effect on the fund.	—

Securities lending Lending fund securities to financial institutions; the fund receives cash, U.S. government securities or bank letters of credit as collateral. Credit, liquidity, market risks.	33 1/3%

Short positions Selling borrowed securities with the intention of repurchasing them for a profit on the expectation that the market price will drop. If the fund were to take short positions in stocks that increase in value, then the fund would have to repurchase the securities at that higher price and it would be likely to underperform smaller mutual funds that do not take short
positions. Liquidity, market, speculative exposure risks.	☐

Short sales "against the box" A short sale when the fund owns enough shares of the security involved to cover the borrowed securities, if necessary. Liquidity, market, speculative exposure risks.	☐

Short-term trading Selling a security shortly after purchase. A fund engaging in short-term trading will have higher turnover and transaction expenses. Increased short-term capital gains
distributions could raise shareholders' income tax liability.	■

INVESTMENT PRACTICE	LIMIT
Special-situation companies Companies experiencing unusual developments affecting their market values. Special situations may include acquisition, consolidation, reorganization, recapitalization, merger, liquidation, special distribution, tender or exchange offer, or potentially favorable litigation. Securities of a special-situation company could decline in value and hurt the fund's performance if the anticipated benefits of the special situation
do not materialize. Information, market risks.	☐

Start-up and other small companies Companies with small relative market capitalizations. Information, liquidity, market, valuation risks.	☐

Structured instruments Swaps, structured securities and other instruments that allow the fund to gain access to the performance of a benchmark asset (such as an index or selected stocks) where the fund's direct investment is restricted. Credit, currency,
information, interest-rate, liquidity, market, political, speculative exposure, valuation risks.	■

Swaps A contract between the fund and another party in which the parties agree to exchange streams of payments based on certain benchmarks. For example, the fund may use swaps to gain access to the performance of a benchmark asset (such as an index or one or more stocks)
where the fund's direct investment is restricted. Credit, currency, interest-rate, liquidity, market,
political, speculative exposure, valuation risks.	■

Technology companies Companies which may benefit significantly from advances or improvements in technology. Liquidity, market, valuation risks.	☐

Temporary defensive tactics Placing some or all of the fund's assets in investments such as money-market obligations and investment-grade debt securities for defensive purposes. Although intended to avoid losses in adverse market, economic, political or other conditions, defensive tactics might be inconsistent with the fund's principal investment strategies and might prevent the fund
from achieving its goal.	☐

INVESTMENT PRACTICE	LIMIT
Warrants Options issued by a company granting the holder the right to buy certain securities, generally common stock, at a specified price and usually for a limited time. Liquidity, market, speculative exposure risks.	—

When-issued securities and forward commitments The purchase or sale of securities for delivery at a future date; market value may change before delivery. Liquidity, market, speculative exposure risks.	■

1  The fund is not obligated to pursue any hedging strategy. In addition, hedging practices may not be available, may be too costly to be used effectively or may be unable to be used for other reasons.

2  The fund is limited to 5% of net assets for initial margin and premium amounts on futures positions considered to be speculative.

MEET THE MANAGERS

A Credit Suisse Multi-Asset Class Solutions (MACS) team is responsible for the day-to-day management of the fund. The current members of this team are Guy Stern and Christine Gaelzer. Guy Stern and Christine Gaelzer are co-lead portfolio managers of the fund, sharing equally in the day-to-day responsibilities of portfolio management, including stock research and selection, portfolio construction and risk management. Each portfolio manager has served in such capacity since the fund's inception.

Guy Stern, Director, is the Chief Investment Officer and head of Multi-Asset Class Solutions (MACS) UK and US. Following several positions as analyst in the USA, Mr. Stern joined Deutsche Bank Asset Management in 1993 in Frankfurt, Germany as Chief Portfolio Manager. In 1996 he was appointed Director of Morgan Grenfell Asset Management, New York where he was responsible for client management and consultant marketing for international mandates and sub-advisory business. In 1997 Mr. Stern took over the position of Chief Investment Officer and Head of Equity and Balanced Accounts for Oppenheim Asset Management in Cologne, Germany. Upon joining Credit Suisse in January 2002, Mr. Stern was appointed Head of Portfolio Management of Credit Suisse Asset Management in Frankfurt, Germany. Since July 2002 he has also acted as Managing Director of Credit Suisse Asset Management Kapitalanlagegesellschaft GmbH. As of July 2006, Mr. Stern was appointed to his current role as head of MACS US and UK. He is a graduate of Rutgers University and a Chartered Financial Analyst.

Christine N. Gaelzer, Assistant Vice President, is a Portfolio Manager for Multi Asset Class Solutions (MACS) portfolios. Prior to that function, she served as the specialist for the US and European Equities Model Portfolios, and assisted the Chief of Client Portfolio Management in servicing a select group of accounts. She joined Credit Suisse in 2002. Ms. Gaelzer graduated Magna Cum Laude with a Masters in Economics and Business Administration from the University of Zurich, Switzerland, in 2001. Ms. Gaelzer is a CFA charterholder.

The SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the fund.

Job titles indicate positions with the investment advisers.

MORE ABOUT YOUR FUND

■   SHARE VALUATION

The net asset value (NAV) of each class of the fund is determined daily as of the close of regular trading (normally 4 p.m. eastern time) on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. The fund's equity investments (including securities held "long" or "short") are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). Swaps and other similar derivative or contractual type instruments are generally valued at a price at which the counterparty to such contract would repurchase the instrument or terminate the contract. Investments in private funds for which a current market value is not readily available may initially be valued at their acquisition cost less related expenses, where identifiable, unless and until the Board determines that such value does not represent fair value. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that this method would not represent fair value. Investments in mutual funds are valued at the mutual fund's closing NAV per share on the day of valuation. Securities, options, futures contracts and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities.

The fund's fair valuation policies are designed to reduce dilution and other adverse effects on long-term shareholders of trading practices that seek to take advantage of "stale" or otherwise inaccurate prices. When fair value pricing is employed, the price of securities used by a fund to calculate its NAV may differ from quoted or published prices for the same securities. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations or its own fair value procedures to price the same securities. There can be no assurance that a fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which that fund determines its NAV.

Some fund securities may be listed on foreign exchanges that are open on days (such as U.S. holidays) when the fund does not compute its price. This could cause the value of the fund's portfolio investments to be affected by trading on days when you cannot buy or sell shares.

■   DISTRIBUTIONS

As a fund investor, you will receive distributions.

The fund earns dividends from stocks and interest from bond, money-market and other investments. These are passed along as dividend distributions. The fund realizes capital gains whenever it sells securities for a higher price than it paid for them. These are passed along as capital-gain distributions.

The fund typically distributes dividend income annually. The fund typically distributes capital gains annually, usually in December. The fund may make additional distributions and dividends if necessary for the fund to avoid a federal tax.

Distributions may be reinvested in additional shares without any initial or deferred sales charge.

Estimated year-end distribution information, including record and payment dates, generally will be available late in the year from your broker-dealer, financial intermediary or financial institution (each, a "financial representative") or by calling 1-800-927-2874. Investors are encouraged to consider the potential tax consequences of distributions prior to buying or selling shares of the fund.

■   TAXES

As with any investment, you should consider how your investment in the fund will be taxed. If your account is not a tax-advantaged account, you should be especially aware of the following potential tax implications. Please consult your tax professional concerning your own tax situation.

The following discussion is applicable to shareholders who are U.S. persons. If you are a non-U.S. person, please consult your own tax adviser with respect to the tax consequences to you of an investment in the fund.

TAXES ON DISTRIBUTIONS

As long as the fund continues to meet the requirements for being a tax-qualified regulated investment company, the fund pays no federal income tax on the earnings and gains, if any, it distributes to shareholders.

The IRS has issued a ruling that limits the income and gains derived from commodity-linked swaps to a maximum of 10% of the fund's annual gross income.

Distributions you receive from the fund, whether reinvested or taken in cash, are generally taxable. Distributions from the fund's long-term capital gains are taxed as long-term capital gains, regardless of how long you have held fund shares. Distributions from other sources, including short-term capital gains, are generally taxed as ordinary income. However, for taxable years beginning on or before December 31, 2010, distributions received by individual shareholders who satisfy certain holding period and other requirements are taxed at long-term capital gain rates to the extent the distributions are attributable to "qualified dividend income" received by the fund. "Qualified dividend income" generally consists of dividends from U.S. corporations (other than dividends from tax-exempt corporations and certain dividends from real estate investment trusts and other regulated investment companies) and certain foreign corporations, provided that the fund satisfies certain holding period and other requirements.

If you buy shares shortly before or on the "record date" – the date that establishes you as the person to receive the upcoming distribution – you may receive a portion of the money you just invested in the form of a taxable distribution.

Any dividend or distribution declared by the fund in October, November or December of any calendar year and payable to shareholders of record on a specified date in such a month shall be deemed to have been received by each shareholder on December 31 of such calendar year and to have been paid by the fund not later than such December 31, provided such dividend is actually paid during January of the following year.

We will mail to you a Form 1099-DIV every January, which details your distributions for the prior year and their federal tax category, including the portion taxable as long-term capital gains and the portion treated as qualified dividend income. If you do not provide us, or our paying agent, with your correct taxpayer identification number or certification that you are exempt from backup withholding, a portion of your distributions, dividends and redemption proceeds may be withheld for federal income tax purposes.

TAXES ON TRANSACTIONS
INVOLVING FUND SHARES

Any time you sell or exchange shares, it is generally considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or loss on the transaction. If you held the shares as capital assets, such gain or loss will be long-term capital gain or loss if you held the shares for more than one year. You are responsible for any tax liabilities generated by your transactions.

■   STATEMENTS AND REPORTS

The fund produces financial reports, which include a list of the fund's portfolio holdings, semiannually and updates its Prospectus annually. The fund generally does not hold shareholder meetings. To reduce expenses by eliminating duplicate mailings to the same address, the fund may choose to mail only one report, Prospectus or proxy statement to your household, even if more than one person in the household has an account with the fund. If you would like to receive additional reports, Prospectuses or proxy statements, please contact your financial representative or call 1-800-927-2874.

The fund discloses its portfolio holdings and certain of the fund's statistical characteristics, such as industry diversification, as of the end of each calendar month on its website, www.credit-suisse.com/us. This information is posted on the fund's website after the end of each month and generally remains available until the portfolio holdings and other information as of the end of the next calendar month is posted on the website. A description of the fund's policies and procedures with respect to disclosure of its portfolio securities is available in the fund's SAI.

CHOOSING A CLASS OF SHARES

This Prospectus offers you a choice of two classes of shares for the fund: Classes A and C. Choosing which of these classes of shares is best for you depends on a number of factors, including the amount and intended length of your investment.

■  Class A shares may be a better choice than Class C if you are investing for the long term, especially if you are eligible for a reduced sales charge

■  Class C shares permit all of your investment dollars to go to work for you right away, but they have higher expenses than Class A shares and deferred sales charges

■  Class C shares may be best for an investor with a shorter time horizon because they have a lower sales charge than Class A shares, but because they have higher annual expenses, Class C shares are generally not appropriate if you are investing for the long term

We describe Class A and C shares in detail in "Other Shareholder Information." The table below gives you a brief comparison of the main features of each class, which we recommend you discuss with your financial representative.

MAIN FEATURES

CLASS A

■  Initial sales charge of up to 4.00%

■  Lower sales charge for large purchases

■  No charges when you sell shares (except on certain redemptions of shares bought without an initial sales charge)

■  Lower annual expenses than Class C because of lower 12b-1 fee

CLASS C

■  No initial sales charge

■  Deferred sales charge of 1.00% if you sell shares during the first year of purchase

■  Higher annual expenses than Class A shares because of higher 12b-1 fee

■  No conversion to Class A shares, so annual expenses remain higher

You may also go to the NASD website, www.nasdr.com, and click on "Understanding Mutual Fund Classes" under "Investor Education: Investor Alerts" for more helpful information on how to select the appropriate class in which to invest.

BUYING AND SELLING SHARES

■   OPENING AN ACCOUNT

You should contact your financial representative to open an account and make arrangements to buy shares. Your financial representative will be responsible for furnishing all necessary documents to us, and may charge you for his or her services. All classes of shares may not be available through all financial representatives. You should contact your financial representative for further information.

■   BUYING AND SELLING SHARES

The fund is open on those days when the Exchange is open, typically Monday through Friday. Your financial representative must receive your purchase order in proper form prior to the close of the Exchange (currently 4 p.m. eastern time) in order for it to be priced at that day's offering price. If the financial representative receives it after that time, it will be priced at the next business day's offering price. Investors may be charged a fee by a financial representative for transactions effected through it. "Proper Form" means your financial representative has received a completed purchase application and payment for shares (as described in this Prospectus). The fund reserves the right to reject any purchase order.

The minimum initial investment in all classes of the fund is $2,500, and the minimum for additional investments is $100. For IRA accounts, the minimum initial investment amount is $500, and the minimum for additional investments is $100, except the minimum additional investment for electronic transfers (ACH) is $50. Your financial representative may have different minimum investment amount requirements. There are no minimum investment amount requirements for retirement plan programs, but the minimum investment amounts do apply to IRA accounts. The fund reserves the right to modify or waive the minimum investment account requirements.

The maximum investment amount in Class C shares is $1,000,000.

In order to help the government combat the funding of terrorism and money laundering, federal law requires financial institutions to obtain, verify, and record information that identifies each person who opens an account. If you do not provide the information requested, the fund will not be able to open your account. If the fund is unable to verify your identity or the identity of any person authorized to act on your behalf, the fund and Credit Suisse reserve the right to close your account and/or take such other action they deem reasonable or required by law. If your account is closed, your fund shares will be redeemed at the NAV per share next calculated after the determination has been made to close your account.

You should contact your financial representative to redeem shares of the fund. Your redemption will be processed at the NAV per share next computed after your request is received in proper form. If you own Class C shares or purchased Class A shares without paying an initial sales charge any applicable CDSC will be applied to the NAV and deducted from your redemption. The value of your shares may be more or less than your initial investment depending on the NAV of your fund on the day you redeem.

Your financial representative may impose a minimum account balance required to keep your account open. If your fund account falls below $250 due to redemptions or exchanges, the fund reserves the right to close the account and mail you the proceeds after 60 days' notice. The fund reserves the right to change the minimum account balance requirement after 15 days' notice to current shareholders of any increases. The fund also reserves the right, if it raises the minimum account balance requirement, to close your account if your account does not meet the new minimum and mail you the proceeds, after providing you with 60 days' notice as described above.

■   EXCHANGING SHARES

You should contact your financial representative to request an exchange into the same class of another Credit Suisse Fund or into a Credit Suisse money market fund. A sales charge differential may apply. Be sure to read the current Prospectus for the new fund.

The fund reserves the right to:

■  reject any purchase order made by means of an exchange from another fund

■  change or discontinue its exchange privilege after 60 days' notice to current investors

■  temporarily suspend the exchange privilege during unusual market conditions

If the fund rejects an exchange purchase, your request to redeem shares out of another Credit Suisse Fund will be processed. Your redemption request will be priced at the next computed NAV.

For more information regarding buying, selling or exchanging shares, contact your financial representative or call 1-800-927-2874.

SHAREHOLDER SERVICES

■   AUTOMATIC SERVICES

Buying or selling shares automatically is easy with the services described below. You can set up or change most of these services by calling your financial representative.

AUTOMATIC MONTHLY INVESTMENT PLAN

For making automatic investments ($50 minimum) from a designated bank account.

AUTOMATIC WITHDRAWAL PLAN

For making automatic monthly, quarterly, semi-annual or annual withdrawals of $250 or more.

TRANSFERS/GIFTS TO MINORS

Depending on state laws, you can set up a custodial account under the Uniform Transfers to Minors Act (UTMA) or the Uniform Gifts to Minors Act (UGMA). Please consult your tax professional about these types of accounts.

OTHER POLICIES

■   TRANSACTION DETAILS

You are entitled to capital-gain and earned-dividend distributions as soon as your purchase order is executed.

Your purchase order will be canceled and you may be liable for losses or fees incurred by the fund if your investment check or electronic transfer (ACH) does not clear. Your bank or other financial-services firm may charge a fee to send or receive wire transfers.

Uncashed redemption or distribution checks do not earn interest.

■   FREQUENT PURCHASES AND
■   SALES OF FUND SHARES

Frequent purchases and redemptions of fund shares present risks to the fund's long-term shareholders. These risks include the potential for dilution in the value of fund shares; interference with the efficient management of the fund's portfolio, such as the need to keep a larger portion of the portfolio invested in cash or short-term securities, or to sell securities, rather than maintaining full investment in securities selected to achieve the fund's investment objective; losses on the sale of investments resulting from the need to sell portfolio securities at less favorable prices; increased taxable gains to the fund's remaining shareholders resulting from the need to sell securities to meet redemption requests; and increased brokerage and administrative costs. These risks may be greater for funds investing in securities that are believed to be more susceptible to pricing discrepancies, such as foreign securities, high yield debt securities and small capitalization securities, as certain investors may seek to make short-term trades as part of strategies aimed at taking advantage of "stale" or otherwise inaccurate prices for fund portfolio holdings (e.g., "time zone arbitrage").

The fund will take steps to detect and eliminate excessive trading in fund shares, pursuant to the fund's policies as described in this Prospectus and approved by the Board of Trustees. The fund defines excessive trading or "market timing" as two round trips (purchase and redemption of comparable assets) by an investor within 60 days. An account that is determined to be engaged in market timing will be restricted from making future purchases or exchange purchases in any of the Credit Suisse Funds. In determining whether the account has engaged in market timing, the fund considers the historical trading activity of the account making the trade, as well as the potential impact of any specific transaction on the Credit Suisse Funds and their shareholders. These policies apply to all accounts shown on the fund's records. The fund works with financial intermediaries that maintain omnibus accounts to monitor trading activity by underlying shareholders within the accounts to detect and eliminate excessive trading activity but may not be successful in causing intermediaries to limit frequent trading by their customers.

Consequently, there can be no assurance that excessive trading will not occur. As a result, some shareholders may be able to engage in market timing while other shareholders are harmed by such activity.

The fund reserves the right to reject a purchase or exchange purchase order for any reason with or without prior notice to the investor. In particular, the fund reserves the right to reject a purchase or exchange order from any investor or intermediary that the fund has reason to think could be a frequent trader, whether or not the trading pattern meets the criteria for "market timing" above and whether or not that investor or intermediary is currently a shareholder in any of the Credit Suisse Funds.

The fund has also adopted fair valuation policies to protect the fund from "time zone arbitrage" with respect to foreign securities holdings and other trading practices that seek to take advantage of "stale" or otherwise inaccurate prices. See "More About Your Fund – Share Valuation."

There can be no assurance that these policies and procedures will be effective in limiting excessive trading in all cases. In particular, the fund may not be able to monitor, detect or limit excessive trading by the underlying shareholders of omnibus accounts maintained by brokers, insurers and fee based programs, although the fund has not entered into arrangements with these persons or any other person to permit frequent purchases or redemptions of fund shares. Depending on the portion of fund shares held through such financial intermediaries (which may represent most of fund shares), excessive trading of fund shares could adversely affect long-term shareholders (as described above). It should also be noted that shareholders who invest through omnibus accounts may be subject to the policies and procedures of their financial intermediaries with respect to excessive trading of fund shares, which may define market timing differently than the funds do and have different consequences associated with it.

The fund's policies and procedures may be modified or terminated at any time upon notice of material changes to shareholders and prospective investors.

■   SPECIAL SITUATIONS

The fund reserves the right to:

■  charge a wire-redemption fee

■  make a "redemption in kind" – payment in portfolio securities rather than cash – for certain large redemption amounts that could hurt fund operations

■  suspend redemptions or postpone payment dates as permitted by law (such as during periods other than weekends or holidays when the Exchange is closed or trading on the Exchange is restricted, or any other time that the SEC permits)

■  stop offering its shares for a period of time (such as when management believes that a substantial increase in assets could adversely affect it)

OTHER SHAREHOLDER INFORMATION

■   CLASSES OF SHARES AND
■   SALES CHARGES

Class A and C shares are identical except in two important ways: (1) each class bears different distribution and service fees and sales charges and (2) each class has different exchange privileges. Class A and Class C shareholders have exclusive voting rights relating to their respective class's 12b-1 Plan.

■   CLASS A SHARES

OFFERING PRICE:

The offering price for Class A shares is the NAV plus the applicable sales charge (unless you are entitled to a waiver):

INITIAL SALES CHARGE — CLASS A

AMOUNT PURCHASED	AS A % OF AMOUNT INVESTED	AS A % OF OFFERING PRICE	COMMISSION TO FINANCIAL REPRESENTATIVE AS A % OF OFFERING PRICE
Less than $100,000	4.17%	4.00%	3.50%
$100,000 to less than $250,000	2.83%	2.75%	2.50%
$250,000 or more	0 *	0	**

*  On purchases of $250,000 or more, there is no initial sales charge although there could be a Limited CDSC (as described below under "Class A Limited CDSC").

**  The distributor may pay a financial representative a fee as follows: up to 1% on purchases up to and including $25 million, up to .50% on the next $25 million, and up to .25% on purchase amounts over $50 million.

The reduced sales charges shown above apply to the total amount of purchases of Class A shares of the fund made at one time by any "purchaser." The term "purchaser" includes:

1.  Individuals and Members of Their Immediate Families: an individual, the individual's spouse or domestic partner, and his or her children and parents (each, an "immediate family member"), including any Individual Retirement Account (IRA) of the individual or an immediate family member;

2.  Controlled Companies: any company controlled by the individual and/or an immediate family member (a person, entity or group that holds 25% or more of the outstanding voting securities of a company will be deemed to control the company, and a partnership will be deemed to be controlled by each of its general partners);

3.  Related Trusts: a trust created by the individual and/or an immediate family member, the beneficiaries of which are the individual and/or an immediate family member; and

4.  UGMA Accounts: a Uniform Gifts to Minors Act/Uniform Transfers to Minors Act account created by the individual and/or an immediate family member.

If you qualify for reduced sales charges based on purchases you are making at the same time in more than one type of account listed above, you must notify your financial representative at the time of purchase and request that your financial representative notify the fund's transfer agent or distributor. For more information, contact your financial representative.

All accounts held by any "purchaser" will be combined for purposes of qualifying for reduced sales charges under the Letter of Intent, Right of Accumulation and Concurrent Purchases privileges, which are discussed in more detail below. Your financial representative may not know about all your accounts that own shares of the Credit Suisse Funds. In order to determine whether you qualify for a reduced sales charge on your current purchase, you must notify your financial representative of any other investments that you or your related accounts have in the Credit Suisse Funds, such as shares held in an IRA, shares held by a member of your immediate family or shares held in an account at a broker-dealer or financial intermediary other than the financial representative handling your current purchase. For more information about qualifying for reduced sales charges, consult your financial intermediary, which may require that you provide documentation concerning related accounts.

From time to time, the distributor may re-allow the full amount of the sales charge to financial representatives as a commission for sales of such shares. They also receive a service fee at an annual rate equal to 0.25% of the average daily net assets represented by the Class A shares they are servicing.

The Initial Sales Charge is Waived for the Following Shareholders or Transactions:

(1)  investment advisory clients of Credit Suisse;

(2)  officers, current and former trustees of the fund, current and former directors or trustees of other investment companies managed by Credit Suisse or its affiliates, officers, directors and full-time employees of the Credit Suisse affiliates; or the spouse, siblings, children, parents, or grandparents of any such person or any such person's spouse (collectively, "relatives"), or any trust or IRA or self-employed retirement plan for the benefit of any such person or relative; or the estate of any such person or relative, if such sales are made for investment purposes (such shares may not be resold except to the fund);

(3)  an agent or broker of a dealer that has a sales agreement with the distributor, for his or her own account or an account of a relative of any such person, or any trust or IRA or self-employed retirement plan for the benefit of any such person or relative (such shares may not be resold except to the fund);

(4)  shares purchased by (a) registered investment advisers ("RIAs") on behalf of fee-based accounts or (b) broker-dealers that have sales agreements with the fund and for which shares have been purchased on behalf of wrap fee client accounts, and for which such RIAs or broker-dealers perform advisory, custodial, record keeping or other services;

(5)  shares purchased for 401(k) Plans, 403(B) Plans, 457 Plans, employee benefit plans sponsored by an employer and pension plans;

(6)  Class A shares acquired when dividends and distributions are reinvested in the fund; and

(7)  Class A shares offered to any other investment company to effect the combination of such company with the fund by merger, acquisition of assets or otherwise.

If you qualify for a waiver of the sales charge, you must notify your financial representative at the time of purchase and request that your financial representative notify the fund's transfer agent or distributor. For more information, contact your financial representative.

Reduced initial sales charges are available if you qualify under one of the following privileges:

Letter of Intent. You can use a letter of intent to qualify for reduced sales charges if you plan to invest at least $50,000 (excluding any reinvestment of dividends and capital gains distributions) in Class A shares of the fund during the next 13 months (based on the public offering price of shares purchased). A letter of intent is a letter you sign under which the fund agrees to impose a reduced sales charge based on your representation that you intend to purchase at least $50,000 of Class A shares of the fund. You must invest at least $1,000 when you submit a Letter of Intent, and you may include purchases of fund shares made up to 90 days before the receipt of the Letter. Letters of Intent may be obtained by contacting your financial representative and should be submitted to the fund's distributor or transfer agent. The 13-month period during which the Letter is in effect will begin on the date of the earliest purchase to be included. Completing a Letter of Intent does not obligate you to purchase additional shares, but if you do not buy enough shares to qualify for the projected level of sales charges by the end of the 13-month period (or when you sell your shares, if earlier), your sales charges will be recalculated to reflect the actual amount of your purchases. You must pay the additional sales charge within 30 days after you are notified or the additional sales charge will be deducted from your account.

Right of Accumulation. You may be eligible for reduced sales charges based upon the current NAV of shares you own in the fund or other Credit Suisse Funds. The sales charge on each purchase of fund shares is determined by adding the current NAV of all the classes of shares the investor currently holds to the amount of fund shares being purchased. The Right of Accumulation is illustrated by the following example: If an investor holds shares in any Credit Suisse Fund currently valued in the amount of $50,000, a current purchase of $50,000 will qualify for a reduced sales charge (i.e., the sales charge on a $100,000 purchase).

The reduced sales charge is applicable only to current purchases. Your financial representative must notify the transfer agent or the distributor that the account is eligible for the Right of Accumulation.

Concurrent Purchases. You may be eligible for reduced sales charges based on concurrent purchases of any class of shares purchased in any Credit Suisse Fund. For example, if the investor concurrently invests $25,000 in one fund and $25,000 in another, the sales charge on both funds would be reduced to reflect a $50,000 purchase. Your financial representative must notify the transfer agent or the distributor prior to your purchase that you are exercising the Concurrent Purchases privilege.

Reinstatement Privilege. The Reinstatement Privilege permits shareholders to reinvest the proceeds of a redemption of the fund's Class A shares within 30 days from the date of redemption in Class A shares of the fund or of another Credit Suisse Fund without an initial sales charge. Your financial representative must notify the transfer agent or the distributor prior to your purchase in order to exercise the Reinstatement Privilege. In addition, a Limited Contingent Deferred Sales Charge ("Limited CDSC") paid to the distributor may be credited with the amount of the Limited CDSC in shares of the Credit Suisse Fund at the current NAV if a shareholder reinstates his fund account holdings within 30 days from the date of redemption.

Class A Limited CDSC. A Limited CDSC of 1.00% will be imposed by the fund upon redemptions of Class A shares (or shares into which such Class A shares are exchanged) made within 12 months of purchase, if such purchases were made at NAV on a purchase of $250,000 or more and the distributor paid a commission to the financial representative.

The Limited CDSC also applies to redemptions of shares of other funds into which such Class A shares are exchanged. Any Limited CDSC charged on a redemption of exchanged-for fund shares is computed in the manner set forth in the exchanged-for fund's Prospectus. You will not have to pay a Limited CDSC when you redeem fund shares that you purchased in exchange for shares of another fund, if you paid a sales charge when you purchased that other fund's shares.

The Limited CDSC will be paid to the distributor and will be equal to the lesser of 1% of:

■  the NAV at the time of purchase of the Class A shares being redeemed; or

■  the NAV of such Class A shares at the time of redemption.

For purposes of this formula, the "net asset value at the time of purchase" will be the NAV at the time of purchase of such Class A shares, even if those shares are later exchanged. In the event of an exchange of such Class A shares, the "net asset value of such shares at the time of redemption" will be the NAV of the shares into which the Class A shares have been exchanged.

■   CLASS C SHARES

You may choose to purchase Class C shares at the fund's NAV, although such shares will be subject to a 1% CDSC if you redeem your shares within 1 year. If you exchange your shares for Class C shares of another Credit Suisse Fund, the CDSC is completed in the manner set forth in the exchanged-for fund's Prospectus. The 1-year period for the CDSC begins with the date of your original purchase, not the date of the exchange for the other Class C shares. Class C shares are not convertible to Class A shares and are subject to a distribution fee of 1.00% of average daily net assets.

Financial representatives selling Class C shares receive a commission of up to 1.00% of the purchase price of the Class C shares they sell. Also, beginning on the first anniversary of the date of purchase, they receive an annual fee of up to 1.00% of the average daily net assets represented by the Class C shares held by their clients.

■   COMMON CLASS SHARES

The fund also offers Common Class shares through a separate Prospectus. Eligible investors may be eligible to purchase Common Class shares through certain intermediaries or directly without the imposition of a sales charge.

Prospective investors may be required to provide documentation to determine their eligibility to purchase Common Class shares.

OTHER INFORMATION

■   ABOUT THE DISTRIBUTOR

Credit Suisse Asset Management Securities, Inc., an affiliate of Credit Suisse Asset Management, LLC, is responsible for making the fund available to you.

The fund has adopted 12b-1 Plans for Class A and Class C shares pursuant to the rules under the 1940 Act. These plans allow the fund to pay distribution and service fees for the sale and servicing of Class A and Class C of the fund's shares. Under the plans, the distributor is paid 0.25% and 1.00% of the average daily net assets of the fund's Class A and C shares, respectively. Since these fees are paid out of the fund's assets on an ongoing basis, over time these fees will increase the cost of your investment. These fees may cost you more than paying other types of sales charges.

Distribution and service fees on Class A and Class C shares are used to pay the distributor to promote the sale of shares and the servicing of accounts of the fund. The distributor also receives sales charges as compensation for its expenses in selling shares, including the payment of compensation to financial representatives.

The expenses incurred by the distributor under the 12b-1 Plans for Class A and Class C shares include the preparation, printing and distribution of prospectuses, sales brochures and other promotional materials sent to prospective shareholders. They also include purchasing radio, television, newspaper and other advertising and compensating the distributor's employees or employees of the distributor's affiliates for their distribution assistance.

The distributor may make payments for distribution and/or shareholder servicing activities out of its past profits and other available sources. The distributor may also make payments for marketing, promotional or related expenses to dealers. The amount of the payments is determined by the distributor and may be substantial. Credit Suisse Asset Management, LLC or an affiliate may make similar payments under similar arrangements. For further information on the distributor's payments for distribution and shareholder servicing, see "Management of the Fund – Distribution and Shareholder Servicing" in the SAI.

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FOR MORE INFORMATION

More information about the fund is available free upon request, including the following:

■   ANNUAL/SEMIANNUAL
■   REPORTS TO SHAREHOLDERS

Includes financial statements, fund investments and detailed performance information.

The Annual Report also contains a letter from the fund's managers discussing market conditions and investment strategies that significantly affected fund performance during their past fiscal year.

■   OTHER INFORMATION

A current SAI which provides more details about the fund is on file with the SEC and is incorporated by reference.

You may visit the SEC's Internet website (www.sec.gov) to view the SAI, material incorporated by reference and other information. You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (phone 202-551-8090) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-0102 or electronically at publicinfo@sec.gov.

Please contact Credit Suisse Funds to obtain, without charge, the SAI and Annual and Semiannual Reports and other information and to make shareholder inquiries:

BY TELEPHONE:

800-927-2874

BY FACSIMILE:

888-606-8252

BY MAIL:

Credit Suisse Funds
P.O. Box 55030
Boston, MA 02205-5030

BY OVERNIGHT OR COURIER SERVICE:

Boston Financial Data Services, Inc.
Attn: Credit Suisse Funds
Suite 55030
30 Dan Road
Canton, MA 02021-2809

ON THE INTERNET:

www.credit-suisse.com/us

The fund's SAI and Annual and Semiannual Reports are available on Credit Suisse's website, www.credit-suisse.com/us.

SEC file number:  811-04604
Credit Suisse Capital Funds
Credit Suisse Absolute Return Fund

P.O. BOX 55030, BOSTON, MA 02205-5030
800-927-2874 ■ WWW.CREDIT-SUISSE.COM/US

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.  CSDVI-1-1 206